UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2022

WESTERN ASSET

INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Income Fund for the six-month reporting period ended January 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2022

II	Western Asset Income Fund

Performance review

For the six months ended January 31, 2022, Class A shares of Western Asset Income Fund, excluding sales charges, returned -0.75%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Universal Indexi, returned -3.12% for the same period. The Lipper Multi-Sector Income Funds Category Averageii returned -1.72% over the same time frame.

Performance Snapshot as of January 31, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Income Fund:
Class A	-0.75%
Class C	-1.28%
Class C1[1]	-0.99%
Class I	-0.59%
Class IS	-0.71%
Bloomberg U.S. Universal Index	-3.12%
Lipper Multi-Sector Income Funds Category Average	-1.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2022 for Class A, Class C, Class C1, Class I and Class IS shares were 3.58%, 2.97%, 3.29%, 4.00% and 4.12%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 29, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.95%, 1.66%, 1.40%, 0.63% and 0.56%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Income Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2022

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. In addition, the Fund invests in high-yield securities, that is securities rated below the Baa/BBB categories, or, if unrated, those determined to be of comparable credit quality. Below investment grade securities are commonly referred to as “junk bonds”. These issues are lower rated and inherently more risky than higher rated fixed income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Universal Index represents the union of the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 370 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2022 and July 31, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Income Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2021 and held for the six months ended January 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.75%	$1,000.00	$992.50	0.91%	$4.57	Class A	5.00%	$1,000.00	$1,020.62	0.91%	$4.63
Class C	-1.28	1,000.00	987.20	1.65	8.26	Class C	5.00	1,000.00	1,016.89	1.65	8.39
Class C1	-0.99	1,000.00	990.10	1.40	7.02	Class C1	5.00	1,000.00	1,018.15	1.40	7.12
Class I	-0.59	1,000.00	994.10	0.63	3.17	Class I	5.00	1,000.00	1,022.03	0.63	3.21
Class IS	-0.71	1,000.00	992.90	0.53	2.66	Class IS	5.00	1,000.00	1,022.53	0.53	2.70

2	Western Asset Income Fund 2022 Semi-Annual Report

[1]	For the six months ended January 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Income Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.1%
Communication Services — 3.5%
Diversified Telecommunication Services — 0.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,370,000	$1,455,769	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,330,000	1,236,760	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	640,000	607,463	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,890,827	(a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	100,000	99,176
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	770,000	775,549
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	1,110,000	1,115,560
Total Diversified Telecommunication Services				8,181,104
Entertainment — 0.2%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	3,124,805	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	430,000	401,762	(a)(b)
Total Entertainment				3,526,567
Interactive Media & Services — 0.2%
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	2,484,000	2,512,268	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,000,000	935,355	(a)
Total Interactive Media & Services				3,447,623
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,330,000	3,214,515

See Notes to Financial Statements.

4	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	900,000	$960,080
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	3,000,000	3,113,790	(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,370,000	3,390,557	(a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,660,000	3,198,529
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,869,650	(a)
Liberty Interactive LLC, Senior
Notes	8.500%	7/15/29	2,090,000	2,173,600
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	520,000	540,800
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	37,238
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,687,828
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,250,000	1,329,244	(a)
Total Media				21,515,831
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,840,000	1,717,400	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,944,000	2,043,144	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	1,130,887	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	1,000,000	975,475	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	3,430,000	3,352,139
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,000,000	1,914,220	(a)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,584,000	2,544,762	(a)
Total Wireless Telecommunication Services				13,678,027
Total Communication Services				50,349,152

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Discretionary — 6.6%
Automobiles — 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,860,000		$3,679,236
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,000,000		1,907,400
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	2,540,000		2,722,258
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,460,000		1,470,213
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	410,000		404,572
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	2,210,000		2,265,747	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,530,000		5,489,990	(a)
Total Automobiles					17,939,416
Distributors — 0.2%
American News Co. LLC,
Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,688,094		3,061,390	(a)(b)
Diversified Consumer Services — 0.6%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,300,000		1,281,131	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000		1,659,897	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes, Step bond (7.500% to 7/8/26 then 0.000%)	7.500%	7/8/26	1,650,000	GBP	2,512,339	(c)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,430,000		3,513,606	(a)
Total Diversified Consumer Services					8,966,973
Hotels, Restaurants & Leisure — 2.7%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	1,980,000		1,991,682	(a)
Carnival Corp., Secured Notes	9.875%	8/1/27	4,370,000		4,908,078	(a)
Carnival PLC, Senior Secured Notes	7.875%	6/1/27	4,920,000		5,701,739
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,120,000		964,572	(a)
Fertitta Entertainment LLC/ Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	620,000		603,443	(a)

See Notes to Financial Statements.

6	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Fertitta Entertainment LLC/ Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	530,000		$517,375	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000		40,507
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,030,000		1,037,017
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		1,121,814	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,056,000		2,396,946	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	990,000		1,122,383	(a)
Royal Caribbean Cruises Ltd., Senior Notes	9.125%	6/15/23	1,380,000		1,455,865	(a)
Royal Caribbean Cruises Ltd., Senior Secured Notes	11.500%	6/1/25	1,414,000		1,566,962	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,567,618	(c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000		617,436
Sands China Ltd., Senior Notes	2.300%	3/8/27	650,000		592,010	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000		826,448
Sands China Ltd., Senior Notes	2.850%	3/8/29	430,000		388,363	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000		188,155	(a)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	640,000		679,158	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	550,000		527,321	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	320,000		311,274	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	1,325,000		1,495,077
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	3,302,755	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	660,000		627,726	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	430,000		404,204	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,590,000	$1,457,116	(a)
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,670,000	1,740,916	(a)
Total Hotels, Restaurants & Leisure				38,153,960
Household Durables — 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	620,000	726,469
Internet & Direct Marketing Retail — 0.5%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,560,000	3,211,957
Prosus NV, Senior Notes	3.061%	7/13/31	3,510,000	3,229,606	(a)
Total Internet & Direct Marketing Retail				6,441,563
Specialty Retail — 1.3%
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,600,000	1,683,320
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	2,543,000	2,734,602	(a)
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	3,933,000	2,962,611
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,970,000	1,997,284	(a)
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	1,430,000	1,514,227	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,310,000	2,117,554	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	850,000	877,026	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000	537,303	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	1,700,000	1,698,470	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	1,230,000	1,265,824	(a)

See Notes to Financial Statements.

8	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	$168,187	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	1,060,000	EUR	1,189,380	(a)(d)
Total Specialty Retail					18,745,788
Total Consumer Discretionary					94,035,559
Consumer Staples — 0.6%
Beverages — 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,510,000		1,417,513	(a)
Food & Staples Retailing — 0.0%††
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		720,203	(c)
Food Products — 0.4%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,900,000		2,011,926
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	3,350,000		3,218,027	(a)
Total Food Products					5,229,953
Tobacco — 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	1,240,000		1,273,021	(a)
Total Consumer Staples					8,640,690
Energy — 7.8%
Energy Equipment & Services — 0.1%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,670,000		1,613,370	(a)
Oil, Gas & Consumable Fuels — 7.7%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	5,000,000		5,020,200	(a)
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000		2,721,862	(a)
Cenovus Energy Inc., Senior Notes	5.375%	7/15/25	282,000		308,592
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	4,200,000		4,275,054	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,600,000	$1,826,472	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375%to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	3,000,000	2,881,590	(d)(e)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,317,274	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,000,000	1,157,506
Endeavor Energy Resources LP/ EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	1,999,548	(a)
Energy Transfer LP, Junior Subordinated Notes (6.250%to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	890,000	787,650	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125%to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	907,244	(d)(e)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	571,595
Energy Transfer LP, Senior Notes	5.350%	5/15/45	600,000	648,799
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	500,000	582,469
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	220,000	216,663
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	400,000	400,028
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,725,921	(a)
EQT Corp., Senior Notes	7.500%	2/1/30	1,450,000	1,729,828
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,770,000	1,803,379	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	1,262,000	1,250,932
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,499,924	(a)

See Notes to Financial Statements.

10	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,270,000	$3,481,118	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,520,000	2,654,689	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,500,000	1,564,837	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	310,000	315,547	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	1,740,000	1,764,151	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,714,556	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,830,000	2,910,910	(a)
Occidental Petroleum Corp., Senior Notes	7.200%	3/15/29	640,000	732,634
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,600,000	4,231,296
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	1,960,000	2,055,246	(a)
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	3,140,000	3,223,995	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	2,020,000	2,154,370
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	4,060,000	3,869,038
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	3,300,000	3,045,355	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	960,000	811,200	(d)(e)
Range Resources Corp., Senior Notes	5.875%	7/1/22	574,000	571,891
Range Resources Corp., Senior Notes	5.000%	3/15/23	460,000	465,106
Range Resources Corp., Senior Notes	8.250%	1/15/29	3,995,000	4,419,708
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,430,000	1,430,922	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co., Senior Notes	7.750%	10/1/27	3,962,000	$4,225,136
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,750,000	1,750,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,200,000	1,231,224	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,090,210	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,000,000	3,139,920
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.600%	3/15/48	1,260,000	1,443,161
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,890,000	1,712,179	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,570,000	1,582,961	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,750,000	1,734,714	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	3,000,000	3,101,385	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,830,000	4,237,742
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000	4,204,548
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	777,036
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000	2,187,900	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000	992,599	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	4.000%	2/12/26	1,097,430	916,135	(a)
Total Oil, Gas & Consumable Fuels				110,375,949
Total Energy				111,989,319

See Notes to Financial Statements.

12	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Financials — 4.8%
Banks — 2.2%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875%to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	1,600,000	EUR	$1,881,132	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		201,776	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		2,873,228	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		204,571	(a)(d)(e)
Barclays PLC, Junior Subordinated Notes (7.750%to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,270,000		1,352,550	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000%to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000		1,081,298	(d)(e)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,320,000	EUR	1,504,968	(c)(d)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	4,332,888	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125%to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,010,000		1,171,221	(a)(d)(e)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (5.250%to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,710,000	EUR	$1,966,510	(c)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,133,151	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	2,893,656	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,129,950	(d)(e)
NatWest Group PLC, Junior Subordinated Notes (4.500%to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	5,947,869	(d)(e)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.820%)	7.375%	6/24/22	790,000	GBP	1,081,114	(c)(d)(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	2,070,000		2,163,248	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000		908,070	(a)(d)
Total Banks					31,827,200
Capital Markets — 0.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	3,300,000		3,048,408	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	1,790,000		1,562,840	(a)

See Notes to Financial Statements.

14	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.250%to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,290,000	$1,378,881	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500%to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000	635,858	(a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000%to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000	3,024,664	(a)(d)(e)
Total Capital Markets				9,650,651
Consumer Finance — 0.5%
FirstCash Inc., Senior Notes	5.625%	1/1/30	1,390,000	1,391,557	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000	2,109,646	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	740,000	663,810
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	2,920,000	2,638,103	(a)
Total Consumer Finance				6,803,116
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/23/23	150,000	152,790
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	440,000	457,242
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	1,070,000	1,045,609
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,129,689	3,880,875	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,240,000	1,217,624	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	1,560,000	1,390,022	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	38,000		$38,693	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000		194,798	(a)
Stichting AK Rabobank Certificaten, Junior Subordinated Notes (19.436%to 12/29/21 then 6.500%)	6.500%	3/29/2170	1,180,000	EUR	1,717,459	(c)(e)
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	910,000		952,088	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000		1,244,055	(g)(h)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	630,000		627,045	(a)
Total Diversified Financial Services					12,918,300
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	1,490,000		1,469,944	(a)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	2,090,000		1,994,069	(a)
Total Mortgage Real Estate Investment Trusts (REITs)					3,464,013
Thrifts & Mortgage Finance — 0.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000		1,888,785	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,300,000		1,218,718	(a)
Total Thrifts & Mortgage Finance					3,107,503
Total Financials					67,770,783
Health Care — 2.5%
Health Care Equipment & Supplies — 0.2%
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	530,000		516,387	(a)
Mozart Debt Merger Sub Inc., Senior Secured Notes	3.875%	4/1/29	2,370,000		2,287,441	(a)
Total Health Care Equipment & Supplies					2,803,828
Health Care Providers & Services — 0.8%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	2,000,000		1,847,750	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	460,000		442,145	(a)

See Notes to Financial Statements.

16	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	4,030,000		$3,843,008	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,360,000		2,303,148	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	940,000		937,387	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,720,000		1,756,610	(a)
Total Health Care Providers & Services					11,130,048
Health Care Technology — 0.3%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	2,800,000		2,797,550	(a)(f)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	130,000		117,145	(a)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.500%	9/1/28	2,010,000		1,932,856	(a)
Total Health Care Technology					4,847,551
Pharmaceuticals — 1.2%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	2,100,000		1,998,329	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	800,000		784,328	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,180,000		1,186,402	(a)(f)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	2,218,974	(a)
Endo Dac/Endo Finance LLC/ Endo Finco Inc., Secured Notes	9.500%	7/31/27	1,800,000		1,782,423	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	2,050,000		1,951,036	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,315,535	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	3,530,000		3,607,448
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,200,000		2,131,250
Total Pharmaceuticals					16,975,725
Total Health Care					35,757,152

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 4.8%
Aerospace & Defense — 0.7%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	790,000	$823,990	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,020,000	1,059,315	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	850,000	836,104
Boeing Co., Senior Notes	3.250%	2/1/35	1,230,000	1,177,594
Boeing Co., Senior Notes	5.805%	5/1/50	1,370,000	1,725,979
Boeing Co., Senior Notes	5.930%	5/1/60	1,920,000	2,440,529
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	760,000	795,063	(a)
Triumph Group Inc., Senior Notes	7.750%	8/15/25	200,000	198,322
Total Aerospace & Defense				9,056,896
Air Freight & Logistics — 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,370,000	2,684,096
Airlines — 1.3%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	1,143,903	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,411,980	1,398,476
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	660,000	799,979	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,570,000	1,609,972	(a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,080,000	1,210,819	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,200,000	5,556,590	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,730,000	1,771,909	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,000,000	3,192,525	(a)

See Notes to Financial Statements.

18	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Spirit Loyalty Cayman Ltd./ Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,341,999	$1,455,673	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	725,760	751,691
Total Airlines				18,891,537
Commercial Services & Supplies — 0.8%
Allied Universal Holdco LLC/ Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	1,050,000	996,849	(a)
Allied Universal Holdco LLC/ Allied Universal Finance Corp./ Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,370,000	1,298,233	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,310,000	4,510,178
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000	1,995,310	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	2,830,000	2,619,816	(a)
RR Donnelley & Sons Co., Senior Secured Notes	6.125%	11/1/26	441,000	474,626	(a)
Total Commercial Services & Supplies				11,895,012
Construction & Engineering — 0.0%††
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000	258,111
Containers & Packaging — 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	500,000	477,122	(a)
Electrical Equipment — 0.2%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,530,000	2,469,925	(a)
Machinery — 0.5%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	2,280,000	2,448,412	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	5,022,000	4,531,125
Total Machinery				6,979,537

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Professional Services — 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	860,000		$852,071	(a)
Trading Companies & Distributors — 0.6%
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,198,702	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,010,000		1,911,460	(a)
Ritchie Bros Holdings Inc., Senior Notes	4.750%	12/15/31	1,400,000		1,411,914	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,700,000		2,782,215
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000		1,051,615
United Rentals North America Inc., Senior Notes	4.000%	7/15/30	675,000		665,806
Total Trading Companies & Distributors					9,021,712
Transportation Infrastructure — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000		958,048	(a)
DP World Ltd., Senior Notes	5.625%	9/25/48	3,780,000		4,407,782	(a)
Total Transportation Infrastructure					5,365,830
Total Industrials					67,951,849
Information Technology — 1.1%
Communications Equipment — 0.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	3,320,000		3,253,600	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	850,000		825,902	(a)
Total Communications Equipment					4,079,502
IT Services — 0.1%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	1,090,000		1,040,209	(a)
Software — 0.4%
Blast Motion Inc., Senior Secured Notes	7.000%	1/15/24	850,000		850,383	(a)(g)(h)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	1,040,000		1,012,773	(a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	1,980,000		1,879,099	(a)

See Notes to Financial Statements.

20	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Uniquify Inc., Senior Secured Notes	6.000%	6/15/24	750,000	$750,986	(a)
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	1,000,000	942,730	(a)
Total Software				5,435,971
Technology Hardware, Storage & Peripherals — 0.3%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	570,000	581,942	(a)
NCR Corp., Senior Notes	5.125%	4/15/29	2,210,000	2,208,961	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	970,000	1,010,012	(a)
Vericast Corp./Harland Clarke/ Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes	13.000%	10/15/27	750,000	923,438	(a)
Total Technology Hardware, Storage & Peripherals				4,724,353
Total Information Technology				15,280,035
Materials — 2.6%
Chemicals — 0.8%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	3,550,000	3,665,552	(a)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	870,000	853,818	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	2,750,000	3,241,502	(a)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	1,690,000	1,672,441
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,690,000	1,655,127
Total Chemicals				11,088,440
Construction Materials — 0.1%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	2,000,000	2,057,520	(a)
Containers & Packaging — 0.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	1,517,925	(a)(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	590,000	634,527
Total Containers & Packaging				2,152,452

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — 1.2%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	2,300,000		$2,378,027	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,210,000		3,415,312	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	860,000		1,012,745
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000		1,145,754	(a)
Mountain Province Diamonds Inc., Secured Notes	8.000%	12/15/22	1,597,000		1,519,178	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	810,000		926,843
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	2,190,000		2,827,170
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	3,400,000		3,277,974	(a)
Total Metals & Mining					16,503,003
Paper & Forest Products — 0.4%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,090,000		3,465,342
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,400,000		2,223,324
Total Paper & Forest Products					5,688,666
Total Materials					37,490,081
Real Estate — 1.3%
Equity Real Estate Investment Trusts (REITs) — 0.8%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	1,670,000		1,773,933
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	610,000		574,278
GEO Group Inc., Senior Notes	5.875%	10/15/24	4,000,000		3,524,920
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,280,000		1,318,533
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	3.692%	6/5/28	1,515,000	GBP	2,088,223

See Notes to Financial Statements.

22	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
Service Properties Trust, Senior Notes	7.500%	9/15/25	990,000	$1,044,674
Service Properties Trust, Senior Notes	5.500%	12/15/27	980,000	972,133
Total Equity Real Estate Investment Trusts (REITs)				11,296,694
Real Estate Management & Development — 0.5%
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,040,000	957,840	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,740,000	1,797,115	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	2,700,000	2,657,259	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000	1,287,337	(c)
Total Real Estate Management & Development				6,699,551
Total Real Estate				17,996,245
Utilities — 0.5%
Electric Utilities — 0.5%
NRG Energy Inc., Senior Notes	3.625%	2/15/31	190,000	176,571	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	570,000	511,763	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	1,640,000	1,446,824	(a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	4,030,000	4,370,233
Total Electric Utilities				6,505,391
Gas Utilities — 0.0%††
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	700,000	702,135	(a)
Independent Power and Renewable Electricity Producers — 0.0%††
AES Corp., Senior Notes	2.450%	1/15/31	540,000	509,433
Total Utilities				7,716,959
Total Corporate Bonds & Notes (Cost — $524,203,128)				514,977,824

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 27.9%
Communication Services — 1.7%
Diversified Telecommunication Services — 0.3%
Delta TopCo Inc., First Lien Term Loan (the greater of LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	2,473,600	$2,476,185	(d)(i)(j)
ORBCOMM Inc., Closing Date Term Loan	5.000%	9/1/28	1,476,300	1,481,836	(d)(i)(j)
Total Diversified Telecommunication Services				3,958,021
Entertainment — 0.4%
Allen Media LLC, Term Loan B (3 mo. USD LIBOR + 5.500%)	5.632%	2/10/27	3,708,768	3,703,669	(d)(i)(j)
AMC Entertainment Holdings Inc., Term Loan B1	—	4/22/26	1,458,750	1,303,131	(k)
Cinemark USA Inc., Additional Term Loan	1.850-1.860%	3/31/25	246,154	238,769	(d)(i)(j)
William Morris Endeavor Entertainment LLC, New Term Loan B1 (1 mo. USD LIBOR + 2.750%)	2.860%	5/18/25	1,174,593	1,156,809	(d)(i)(j)
Total Entertainment				6,402,378
Interactive Media & Services — 0.3%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	4,595,275	4,557,686	(d)(i)(j)
Media — 0.7%
AppLovin Corp., Amendment No. 6 New Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	10/25/28	1,885,275	1,882,532	(d)(i)(j)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.609%	11/18/24	449,678	444,787	(d)(i)(j)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.105%	5/1/26	398,856	397,361	(d)(i)(j)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.605%	12/17/26	1,264,280	1,256,814	(d)(i)(j)

See Notes to Financial Statements.

24	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	1,107,544	$1,107,965	(d)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.606%	1/31/28	1,588,574	1,576,755	(d)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.356%	1/31/29	2,940,000	2,939,544	(d)(i)(j)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.606%	4/28/28	120,000	118,678	(d)(i)(j)
Total Media				9,724,436
Total Communication Services				24,642,521
Consumer Discretionary — 7.8%
Auto Components — 0.5%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/6/24	389,123	388,602	(d)(i)(j)
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.355%	4/30/26	4,649,375	4,634,265	(d)(i)(j)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	1,399,382	1,405,504	(d)(i)(j)
First Brands Group LLC, 2021 Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 8.500%)	9.500%	3/30/28	830,000	837,785	(d)(i)(j)
Total Auto Components				7,266,156
Diversified Consumer Services — 0.8%
ABG Intermediate Holdings 2 LLC, First Lien Delayed Draw Term Loan B3	—	12/21/28	250,788	250,553	(k)
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B1	—	12/21/28	250,788	250,553	(k)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — continued
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B2	—	12/21/28	1,598,467	$1,596,973	(k)
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	4,560,000	4,567,843	(d)(i)(j)
Lakeshore Learning Materials, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	9/29/28	2,670,000	2,668,345	(d)(i)(j)
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	1,548,528	1,545,625	(d)(i)(j)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	11/2/28	320,000	322,600	(d)(h)(i)(j)
Total Diversified Consumer Services				11,202,492
Hotels, Restaurants & Leisure — 2.6%
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	7/30/28	3,830,868	3,831,672	(d)(i)(j)
Aristocrat Technologies Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/19/24	3,550,580	3,569,078	(d)(i)(j)
Boyd Gaming Corp., Refinancing Term Loan B (1 mo. USD LIBOR + 2.250%)	2.354%	9/15/23	1,176,360	1,177,431	(d)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.855%	12/23/24	4,167,447	4,150,069	(d)(i)(j)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.605%	7/21/25	907,658	908,226	(d)(i)(j)
Carnival Corp., 2021 Incremental Advance Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	10/18/28	3,060,000	3,038,320	(d)(i)(j)

See Notes to Financial Statements.

26	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	2,417,577	$2,401,174	(d)(i)(j)
ClubCorp. Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	2.974%	9/18/24	3,414,341	3,293,320	(d)(i)(j)
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	394,000	398,925	(d)(h)(i)(j)
Hornblower Sub LLC, Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500% PIK)	5.500%	4/27/25	2,986,411	2,825,906	(b)(d)(i)(j)
Pacific Bells LLC, Delayed Draw Term Loan	—	11/10/28	14,948	14,990	(k)
Pacific Bells LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	11/10/28	1,435,052	1,439,091	(d)(i)(j)(k)
Playa Resorts Holding BV, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	4/29/24	3,443,186	3,392,123	(d)(i)(j)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.855%	8/14/24	4,950,102	4,941,142	(d)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	1,974,511	1,961,154	(d)(i)(j)
Total Hotels, Restaurants & Leisure				37,342,621
Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/8/27	1,171,150	1,172,708	(d)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Leisure Products — 0.5%
19th Holdings Golf LLC, Initial Term Loan	—	2/7/29	3,900,000	$3,890,250	(h)(k)
Hayward Industries Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	5/30/28	2,895,450	2,890,281	(d)(i)(j)
Total Leisure Products				6,780,531
Specialty Retail — 3.1%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	2,910,506	2,919,601	(d)(i)(j)
CWGS Group LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	6/3/28	4,772,977	4,744,435	(d)(i)(j)
Empire Today LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	4/3/28	3,184,000	3,122,819	(d)(i)(j)
Great Outdoors Group LLC, Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	4,104,349	4,112,476	(d)(i)(j)
Leslie’s Poolmart Inc., Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.019%	3/9/28	5,305,149	5,305,998	(d)(i)(j)
Lids Holdings Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	12/18/26	4,410,000	4,343,850	(d)(h)(i)(j)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	554,400	554,225	(d)(i)(j)
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	5/4/28	4,358,100	4,378,387	(d)(i)(j)
PECF USS Intermediate Holding III Corp., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	11/4/28	2,350,000	2,355,464	(d)(i)(j)

See Notes to Financial Statements.

28	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	4,975,000		$4,974,229	(d)(i)(j)
RVR Dealership Holdings LLC, 2022 Term Loan (the greater of 3 mo. SOFR or 0.750% + 3.750%)	4.500%	2/8/28	1,488,750		1,485,966	(d)(i)(j)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	6,460,000		6,453,282	(d)(i)(j)
Total Specialty Retail					44,750,732
Textiles, Apparel & Luxury Goods — 0.2%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	11/24/28	2,910,000		2,913,026	(d)(i)(j)
Total Consumer Discretionary					111,428,266
Consumer Staples — 1.0%
Beverages — 0.3%
City Brewing Co. LLC, First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/5/28	1,516,200		1,453,657	(d)(i)(j)
Naked Juice LLC, Delayed Draw Term Loan	—	1/19/29	11,074		11,074	(k)
Naked Juice LLC, Term Loan	—	1/24/29	202,287		202,287	(k)
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	3,512,351		3,490,803	(d)(i)(j)
Total Beverages					5,157,821
Food & Staples Retailing — 0.4%
Froneri International PLC, Term Loan Facility B1 (the greater of 6 mo. EURIBOR or 0.000% + 2.375%)	2.375%	1/29/27	470,000	EUR	517,464	(d)(i)(j)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.355%	1/29/27	1,211,550		1,197,575	(d)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.105%	9/13/26	1,122,222	$1,112,784	(d)(i)(j)
US Foods Inc., 2021 Incremental Term Loan B	—	11/17/28	2,750,000	2,748,075	(k)
Total Food & Staples Retailing				5,575,898
Food Products — 0.1%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.855%	10/1/26	260,000	246,350	(d)(h)(i)(j)
Sovos Brands Intermediate, Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	6/8/28	870,414	871,049	(d)(i)(j)
Total Food Products				1,117,399
Household Products — 0.2%
Knight Health Holdings LLC, Term Loan B	—	12/18/28	2,610,000	2,427,300	(h)(k)
Total Consumer Staples				14,278,418
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.105%	8/4/28	2,890,825	2,879,088	(d)(i)(j)
Financials — 4.0%
Capital Markets — 1.1%
Ascensus Holidngs Inc., Term Loan B	—	8/2/28	2,920,000	2,916,350	(k)
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	987,041	987,565	(d)(i)(j)
Focus Financial Partners LLC, First Lien Delayed Draw Term Loan, First Lien (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	6/30/28	409,596	408,635	(d)(i)(j)

See Notes to Financial Statements.

30	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Focus Financial Partners LLC, First Lien Term Loan B4, Tranche B-4, First Lien (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	6/30/28	1,770,478	$1,766,326	(d)(i)(j)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.105%	7/3/24	2,968,827	2,955,333	(d)(i)(j)
Jump Financial LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	8/7/28	6,703,200	6,661,305	(d)(h)(i)(j)
Total Capital Markets				15,695,514
Diversified Financial Services — 1.9%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	2/2/28	1,554,300	1,541,951	(d)(i)(j)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/7/28	1,180,000	1,205,812	(d)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	374,300	375,908	(d)(i)(j)
Greystone Select Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	6/16/28	2,318,400	2,324,196	(d)(i)(j)
Hudson River Trading LLC, Term Loan (1 mo. USD LIBOR + 3.000%)	3.171%	3/20/28	4,638,800	4,587,773	(d)(i)(j)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.855%	1/26/28	5,028,557	4,975,129	(d)(i)(j)
Resolute Investment Managers Inc., First Lien Term Loan C (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	4/30/24	1,258,847	1,259,244	(d)(i)(j)
TKC Holdings Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	5/15/28	4,153,088	4,163,471	(d)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	4,052,398	$4,025,652	(d)(i)(j)
VFH Parent LLC	—	1/7/29	1,700,000	1,700,000	(k)
Total Diversified Financial Services				26,159,136
Insurance — 0.7%
Acrisure LLC, 2020 Term Loan B (2 mo. USD LIBOR + 3.500%)	3.724%	2/15/27	520,725	515,192	(d)(i)(j)
Acrisure LLC, 2021-2 Additional Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	2/15/27	1,660,000	1,663,112	(d)(i)(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	3/18/27	236,439	236,321	(d)(i)(j)
Asurion LLC, New Term Loan B4 (1 mo. USD LIBOR + 5.250%)	5.355%	1/20/29	3,890,000	3,899,744	(d)(i)(j)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.355%	12/23/26	656,368	652,430	(d)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.355%	7/31/27	1,588,000	1,579,465	(d)(i)(j)
Ryan Specialty Group, LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	9/1/27	426,759	426,846	(d)(i)(j)
Sedgwick Claims Management Services Inc., 2020 Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	9/3/26	263,250	264,019	(d)(i)(j)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.355%	12/31/25	1,163,023	1,156,888	(d)(i)(j)
Total Insurance				10,394,017

See Notes to Financial Statements.

32	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.855%	5/15/26	3,385,279	$3,338,732	(d)(h)(i)(j)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/11/28	1,111,600	1,104,653	(d)(h)(i)(j)
Total Mortgage Real Estate Investment Trusts (REITs)				4,443,385
Total Financials				56,692,052
Health Care — 4.5%
Health Care Equipment & Supplies — 0.3%
Maravai Intermediate Holdings LLC, Term Loan B (3 mo. SOFR + 3.000%)	3.137%	10/19/27	217,600	217,804	(d)(i)(j)
Radiology Partners Inc., Replacement Term Loan B (1 mo. USD LIBOR + 4.250%)	4.356%	7/9/25	5,000,000	4,949,650	(d)(i)(j)
Total Health Care Equipment & Supplies				5,167,454
Health Care Providers & Services — 2.9%
Eyecare Partners LLC, Amendment No. 1 Delayed Draw Term Loan	—	11/15/28	380,000	379,668	(k)
Eyecare Partners LLC, Amendment No. 1 Term Loan (the greater of 3 mo. PRIME or 0.500% + 3.750%)	4.250%	11/15/28	1,500,000	1,498,687	(d)(i)(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.974%	2/18/27	1,102,057	1,100,129	(d)(i)(j)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 6.750%)	7.250%	11/15/29	1,740,000	1,759,575	(d)(i)(j)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	1,507,726	1,509,619	(d)(i)(j)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	2.105%	11/15/27	1,379,664	1,364,750	(d)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	3,830,750	$3,839,848	(d)(i)(j)
Option Care Health Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/27/28	3,160,000	3,159,605	(d)(i)(j)
PDS Holdco Inc., Delayed Draw Term Loan	4.500-5.250%	8/18/28	460,000	460,791	(d)(i)(j)
PDS Holdco Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/18/28	4,490,000	4,497,723	(d)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.355%	3/5/26	4,953,457	4,931,265	(d)(i)(j)
Phoenix Newco Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	11/15/28	3,850,000	3,855,120	(d)(i)(j)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	5,000,000	4,993,750	(d)(i)(j)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	3,639,159	3,599,347	(d)(i)(j)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	—	12/22/28	4,653,634	4,654,006	(d)(i)(j)
Total Health Care Providers & Services				41,603,883
Health Care Technology — 0.6%
athenahealth Inc.	—	1/27/29	2,017,971	2,010,827	(k)
athenahealth Inc.	—	1/27/29	342,029	340,818	(k)
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.400%	2/11/26	864,003	865,084	(d)(i)(j)

See Notes to Financial Statements.

34	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Technology — continued
Virgin Pulse Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	4/6/28	4,240,475	$4,201,251	(d)(i)(j)
Virgin Pulse Inc., Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.250%)	8.000%	3/30/29	1,270,000	1,257,300	(d)(h)(i)(j)
Total Health Care Technology				8,675,280
Life Sciences Tools & Services — 0.1%
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	138,462	138,180	(k)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	11/18/27	1,050,923	1,048,790	(d)(i)(j)
Total Life Sciences Tools & Services				1,186,970
Pharmaceuticals — 0.6%
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	5,177,725	5,190,669	(d)(i)(j)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	2,855,650	2,860,305	(d)(i)(j)
Total Pharmaceuticals				8,050,974
Total Health Care				64,684,561
Industrials — 5.2%
Aerospace & Defense — 1.1%
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.355%	12/9/25	4,949,495	4,905,222	(d)(i)(j)
Vertex Aerospace Services Corp., First Lien Initial Term Loan	—	12/6/28	7,430,000	7,441,628	(k)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
WP CPP Holdings LLC, First Lien Initial Term Loan	4.750%	4/30/25	1,693,501	$1,660,901	(d)(i)(j)
WP CPP Holdings LLC, Second Lien Second Amendment Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	4/30/26	1,460,000	1,443,575	(d)(i)(j)
Total Aerospace & Defense				15,451,326
Air Freight & Logistics — 0.2%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	7/26/28	3,180,000	3,188,841	(d)(i)(j)
Airlines — 0.6%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	2,430,000	2,441,640	(d)(i)(j)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,210,000	1,279,654	(d)(i)(j)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,210,000	1,279,272	(d)(i)(j)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	3,577,963	3,587,891	(d)(i)(j)
Total Airlines				8,588,457
Building Products — 0.2%
CP Atlas Buyer Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/23/27	655,093	653,373	(d)(i)(j)
Quikrete Holdings Inc., Term Loan B1	—	2/21/28	2,750,000	2,746,879	(k)
Total Building Products				3,400,252
Commercial Services & Supplies — 2.3%
Allied Universal Holdco LLC, USD Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	3,793,308	3,788,206	(d)(i)(j)

See Notes to Financial Statements.

36	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.605%	1/29/27	2,018,704	$2,023,751	(d)(i)(j)
Amentum Government Services Holdings LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.250% + 8.750%)	10.000%	1/31/28	1,730,000	1,742,975	(d)(h)(i)(j)
APi Group DE Inc., 2021 Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.855%	12/18/28	1,560,000	1,560,390	(d)(i)(j)
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	267,800	267,800	(d)(i)(j)
Donlen LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 5.500%)	6.500%	3/30/28	3,382,958	3,364,351	(d)(g)(h)(i)(j)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.360%	10/30/26	647,086	649,581	(d)(i)(j)
LRS Holdings LLC, First Lien Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	8/31/28	3,120,000	3,127,800	(d)(h)(i)(j)
LTR Intermediate Holdings Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	5/5/28	3,094,450	3,102,186	(d)(h)(i)(j)
Madison IAQ LLC, Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	6/21/28	1,114,400	1,111,965	(d)(i)(j)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.105%	5/14/26	3,706,219	3,700,715	(d)(i)(j)
Monitronics International Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.250% + 7.500%)	8.750%	3/29/24	2,140,438	1,822,947	(d)(i)(j)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	4.500%	8/24/28	181,579	182,260	(d)(h)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Thermostat Purchaser III Inc., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/24/28	1,048,421	$1,052,352	(d)(h)(i)(j)(k)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.105%	8/27/25	4,958,390	4,964,588	(d)(i)(j)
Total Commercial Services & Supplies				32,461,867
Construction & Engineering — 0.3%
Brown Group Holding LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	6/7/28	4,193,468	4,177,302	(d)(i)(j)
Tutor Perini Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	8/18/27	651,750	653,787	(d)(i)(j)
Total Construction & Engineering				4,831,089
Machinery — 0.2%
Clark Equipment Co., Third Amendment Incremental Term Loan (3 mo. USD LIBOR + 2.250%)	2.474%	5/18/24	2,382,000	2,381,417	(d)(i)(j)
Trading Companies & Distributors — 0.3%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	3,958,974	3,942,901	(d)(i)(j)
Total Industrials				74,246,150
Information Technology — 3.3%
Communications Equipment — 0.4%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.355%	4/6/26	4,952,708	4,873,266	(d)(i)(j)
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	4.355%	11/29/25	748,159	736,855	(d)(i)(j)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	8.355%	11/29/26	280,000	263,084	(d)(i)(j)
Total Communications Equipment				5,873,205

See Notes to Financial Statements.

38	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 1.0%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	3,740,625	$3,488,133	(d)(i)(j)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	3,680,000	3,305,560	(d)(i)(j)(k)
UST Holdings Ltd., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/2/28	3,960,000	3,956,713	(d)(i)(j)
VT Topco Inc., 2021 First Lien Delayed Draw Term Loan	—	8/1/25	270,000	270,787	(k)
VT Topco Inc., 2021 First Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/1/25	1,536,150	1,540,628	(d)(i)(j)
VT Topco Inc., 2021 Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	7.500%	7/31/26	1,340,000	1,346,700	(d)(h)(i)(j)
Total IT Services				13,908,521
Software — 1.9%
Castle US Holding Corp., Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	3.974%	1/29/27	522,271	517,701	(d)(i)(j)
Cloudera Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/8/28	3,230,000	3,229,499	(d)(i)(j)
Cloudera Inc., Second Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 6.000%)	6.500%	10/8/29	1,610,000	1,614,025	(d)(h)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.105%	10/16/26	4,947,568	4,955,014	(d)(i)(j)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.105%	2/19/29	1,580,000	1,592,640	(d)(i)(j)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	3,192,000	$3,186,015	(d)(i)(j)
Magenta Buyer LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.250%)	9.000%	7/27/29	3,620,000	3,623,023	(d)(i)(j)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	573,959	575,394	(d)(i)(j)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	1,796,425	1,798,545	(d)(i)(j)
Peraton Corp., Second Lien Term Loan B1 (1 mo. USD LIBOR + 7.750%)	8.500%	2/1/29	1,110,000	1,137,056	(d)(i)(j)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	514,800	515,873	(d)(i)(j)
Proofpoint Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/31/28	2,480,000	2,470,700	(d)(i)(j)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.855%	6/21/24	219,190	216,999	(d)(i)(j)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.690%	3/5/27	640,254	638,093	(d)(i)(j)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	764,225	766,804	(d)(i)(j)
Total Software				26,837,381
Total Information Technology				46,619,107

See Notes to Financial Statements.

40	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 0.2%
Chemicals — 0.1%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	597,000	$596,534	(d)(i)(j)
Meridian Adhesives Group Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	7/24/28	1,040,000	1,040,000	(d)(i)(j)
Total Chemicals				1,636,534
Containers & Packaging — 0.0%††
Graham Packaging Co. Inc., New Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	8/4/27	333,144	332,595	(d)(i)(j)
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	1,321,504	1,273,368	(b)(g)(h)(i)(j)
Total Materials				3,242,497
Total Senior Loans (Cost — $398,258,284)				398,712,660
Collateralized Mortgage Obligations (l) —13.1%
Alternative Loan Trust, 2005- IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.708%	1/25/36	120,779	117,052	(d)
Alternative Loan Trust, 2006- 18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.169%	7/25/36	255,962	357,814	(d)
Arbor Multifamily Mortgage Securities Trust, 2021-MF2 C	2.809%	6/15/54	2,680,000	2,602,298	(a)(d)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.831%	8/10/45	1,042,701	427,507	(a)(d)
Banc of America Funding Corp., 2015-R3 1A2	0.502%	3/27/36	3,219,532	2,965,394	(a)(d)
Banc of America Mortgage Trust, 2005-C 2A1	2.765%	4/25/35	13,868	14,193	(d)
BCAP LLC Trust, 2011-RR2 1A4	2.889%	7/26/36	2,573,716	1,421,551	(a)(d)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.043%	5/15/52	18,920,621	1,126,865	(d)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
BRAVO Residential Funding Trust, 2022-R1 A	3.125%	1/18/26	2,880,000	$2,898,259	(a)(f)
BX Commercial Mortgage Trust, 2018-BIOA D (1 mo. USD LIBOR + 1.321%)	1.427%	3/15/37	2,506,849	2,497,453	(a)(d)
BX Commercial Mortgage Trust, 2018-BIOA E (1 mo. USD LIBOR + 1.951%)	2.057%	3/15/37	2,508,785	2,497,389	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.006%	4/15/34	1,950,000	1,930,291	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	3,335,000	3,084,946	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	1,241,730	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.594%	5/15/37	1,700,000	1,593,327	(a)(d)
BX Trust, 2019-MMP A (1 mo. USD LIBOR + 1.000%)	1.106%	8/15/36	3,552,224	3,548,227	(a)(d)
BX Trust, 2021-LBA DJV (1 mo. USD LIBOR + 1.600%)	1.707%	2/15/36	2,390,000	2,383,352	(a)(d)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.064%	2/15/38	600,000	597,810	(a)(d)
CFK Trust, 2020-MF2 E	3.458%	3/15/39	2,030,000	1,943,998	(a)(d)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	1.056%	11/15/36	1,200,000	1,199,625	(a)(d)
CHT Mortgage Trust, 2017- CSMO C (1 mo. USD LIBOR + 1.500%)	1.606%	11/15/36	2,500,000	2,501,562	(a)(d)
CHT Mortgage Trust, 2017- CSMO E (1 mo. USD LIBOR + 3.000%)	3.106%	11/15/36	3,340,000	3,345,849	(a)(d)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.889%	9/15/50	21,673,202	902,934	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	1,435,961	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	29.933%	2/25/36	226,453	298,608	(d)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	355,742	(a)

See Notes to Financial Statements.

42	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.600%)	7.706%	7/15/32	2,900,000	$2,478,656	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000%floor)	8.000%	12/15/22	2,960,000	2,888,819	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,218,039	(a)
CSWF, 2018-TOP F (1 mo. USD LIBOR + 2.750%)	2.856%	8/15/35	2,608,000	2,604,245	(a)(d)
DBUBS Mortgage Trust, 2011- LC3A G	3.750%	8/10/44	1,770,000	18	(a)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	1.908%	1/25/30	1,310,000	1,285,610	(a)(d)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	2.957%	7/15/38	1,292,048	1,294,938	(a)(d)
Extended Stay America Trust, 2021-ESH F (1 mo. USD LIBOR + 3.700%)	3.807%	7/15/38	2,673,546	2,682,225	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.326%	8/25/42	19,810,000	116,297	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.408%	1/25/50	2,620,000	2,631,142	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.208%	6/25/50	1,320,000	1,375,293	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.050%	12/25/50	3,000,000	3,020,818	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	3.550%	10/25/33	1,340,000	1,383,219	(a)(d)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.100%	1/25/34	680,000	$684,402	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,470,000	2,513,510	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,584,771	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,560,000	2,577,523	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	4,121,991	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	2,176,742	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,932,014	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.858%	3/25/25	643,611	657,403	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.708%	12/25/42	630,000	659,583	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.042%	9/25/47	648,548	631,320	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.450%	8/25/33	650,000	664,380	(a)(d)

See Notes to Financial Statements.

44	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	2,520,000	$2,556,355	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.958%	10/25/29	610,000	664,563	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.308%	1/25/30	1,991,404	2,019,530	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.258%	2/25/30	2,050,000	2,190,030	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.108%	5/25/30	2,440,000	2,573,558	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.658%	7/25/30	1,370,000	1,418,970	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.358%	7/25/30	2,155,607	2,184,787	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.858%	10/25/30	1,660,000	1,731,954	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.108%	3/25/31	909,971	920,434	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.458%	4/25/31	1,060,000	1,098,761	(a)(d)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	2.508%	4/25/31	870,282	$875,111	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.208%	7/25/39	640,000	649,514	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.508%	10/25/39	2,700,000	2,707,283	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	3.150%	10/25/41	1,130,000	1,130,050	(a)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	6,080	5,864	(d)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.134%	3/16/47	1,077,568	2,075	(d)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	1,365,219	188	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 4.000%)	4.106%	9/15/31	1,183,481	397,457	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	4.556%	11/15/32	2,030,000	2,034,935	(a)(d)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. USD LIBOR + 3.250%)	3.356%	12/15/36	3,740,000	3,655,408	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	2.107%	5/15/26	1,300,000	1,298,306	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	2.607%	5/15/26	1,300,000	1,298,904	(a)(d)
GS Mortgage-Backed Securities Corp. Trust, 2021- RPL1 A2	2.000%	12/25/60	2,520,000	2,442,919	(a)(d)

See Notes to Financial Statements.

46	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	658,682	$673,637	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.508%	4/25/36	1,732,441	1,524,435	(a)(d)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	1.004%	6/20/35	2,170,118	2,160,264	(d)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.320%)	0.748%	8/25/35	65,467	64,096	(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	0.648%	11/25/36	1,181,788	992,170	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.464%	6/15/35	2,750,000	165,206	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 3.150%)	3.251%	7/5/33	2,640,000	2,619,483	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.600%)	2.706%	9/15/29	2,340,000	2,263,691	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	4.372%	11/15/38	2,880,000	2,860,817	(a)(d)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	2.406%	8/15/38	2,720,000	2,693,076	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond	3.500%	4/25/61	2,580,000	2,541,315	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	19,881	18,540	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.257%	11/15/38	2,040,000	2,026,661	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.056%	5/15/23	2,600,000	2,573,167	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	55,264	27,049	(d)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,857	$5,314	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	25,254	24,886	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.107%	10/15/54	9,010,655	698,027	(d)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	0.608%	4/25/35	1,006,440	843,627	(d)
Multifamily CAS Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	3.358%	10/15/49	2,130,000	2,082,198	(a)(d)
Multifamily CAS Trust, 2020-1 M10 (1 mo. USD LIBOR + 3.750%)	3.858%	3/25/50	1,790,000	1,784,638	(a)(d)
Multifamily Trust, 2016-1 B	17.177%	4/25/46	582,821	657,307	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,594,889	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	583,209	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	1,260,000	1,263,248	(a)(d)
New Residential Mortgage Loan Trust, 2017-5A B5	2.585%	6/25/57	1,023,105	1,017,613	(a)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.358%	5/25/55	2,700,000	2,699,156	(a)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.382%	10/26/36	1,973,221	1,807,541	(a)(d)
Nomura Resecuritization Trust, 2015-8R 4A4	1.462%	11/25/47	1,733,479	1,566,397	(a)(d)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	1.858%	1/25/30	2,580,000	2,536,041	(a)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.750%	12/27/33	2,710,000	2,689,419	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2016-1 M2	3.750%	9/25/55	2,309,803	2,330,479	(a)(d)

See Notes to Financial Statements.

48	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
Seasoned Credit Risk Transfer Trust Series, 2018-2 BX	5.593%	11/25/57	3,805,814	$1,941,336	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2021-1 M	4.250%	9/25/60	2,560,000	2,584,587	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.506%	5/15/38	1,570,000	1,573,548	(a)(d)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	5,589,485	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.506%	11/15/27	1,450,000	15	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.420%)	0.528%	5/25/46	155,947	139,920	(d)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	0.458%	4/25/35	1,636,533	1,556,997	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	3.582%	11/11/34	2,276,325	2,230,968	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	4.354%	11/11/34	1,126,011	1,093,232	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	6,792	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	479,997	2,453	(a)(d)
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. USD LIBOR + 2.030%)	2.136%	12/15/33	1,310,000	1,298,188	(a)(d)
WaMu Mortgage Pass- Through Certificates Series Trust, 2005-AR1 A1B (1 mo. USD LIBOR + 0.780%)	0.888%	1/25/45	1,072,706	1,059,903	(d)
WaMu Mortgage Pass- Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	0.648%	12/25/45	38,387	39,367	(d)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (l) — continued
WaMu Mortgage Pass- Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.087%	2/25/46	423,881	$409,366	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	55,730	56,017	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $193,389,105)				187,299,421

			Face Amount†/ Units
Asset-Backed Securities — 9.3%
Aegis Asset Backed Securities Trust, 2005-2 M3 (1 mo. USD LIBOR + 0.720%)	0.828%	6/25/35	1,260,000	1,236,991	(d)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.638%	1/19/33	500,000	500,254	(a)(d)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.051%	4/17/29	800,000	788,185	(a)(d)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.321%	4/15/31	250,000	249,699	(a)(d)
Apidos CLO XII, 2013-12A ER (3 mo. USD LIBOR + 5.400%)	5.641%	4/15/31	750,000	694,991	(a)(d)
Apidos CLO XXII, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	7.004%	4/20/31	1,000,000	1,002,463	(a)(d)
Ares XLIV CLO Ltd., 2017-44A CR (3 mo. USD LIBOR + 3.400%)	3.641%	4/15/34	2,750,000	2,754,476	(a)(d)
Ares XXXIIR CLO Ltd., 2014- 32RA C (3 mo. USD LIBOR + 2.900%)	3.056%	5/15/30	1,000,000	998,065	(a)(d)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.581%	1/15/33	250,000	250,308	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.090%	8/5/27	300,000	300,450	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,888,081	(a)

See Notes to Financial Statements.

50	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	5.934%	1/20/32	1,500,000	$1,460,756	(a)(d)
Battalion CLO XI Ltd., 2017- 11A DR (3 mo. USD LIBOR + 3.650%)	3.909%	4/24/34	2,150,000	2,147,714	(a)(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	3.854%	1/20/32	390,000	390,442	(a)(d)(m)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	649,063	633,204	(a)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.950%	8/20/32	400,000	399,533	(a)(d)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.778%	4/19/34	1,380,000	1,371,452	(a)(d)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.508%	7/25/36	2,640,000	2,547,020	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	7.241%	4/15/29	500,000	500,213	(a)(d)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	6.651%	4/15/34	2,370,000	2,350,232	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.954%	7/20/31	660,000	656,719	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.254%	4/20/29	1,300,000	1,292,305	(a)(d)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	3.904%	7/20/30	2,770,000	2,739,488	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.641%	4/17/30	1,500,000	1,460,356	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2019- 1OTF A (3 mo. USD LIBOR + 2.900%)	3.199%	8/9/24	960,000	939,962	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020- 1OTF A	5.025%	8/9/24	964,824	943,338	(a)(d)(g)(h)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.323%	2/15/29	424,914	$422,045	(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	516,006	532,230	(a)
Dryden 43 Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	6.654%	4/20/34	2,610,000	2,559,656	(a)(d)
Dryden 49 Senior Loan Fund, 2017-49A DR (3 mo. USD LIBOR + 3.400%)	3.641%	7/18/30	750,000	752,110	(a)(d)
Dryden 75 CLO Ltd., 2019-75A ER2 (3 mo. USD LIBOR + 6.600%)	6.841%	4/15/34	1,450,000	1,436,868	(a)(d)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	0.608%	4/25/33	2,665,306	2,145,967	(a)(d)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	1.902%	10/25/33	592,735	602,407	(d)
Flatiron CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 1.700%)	1.941%	4/17/31	1,700,000	1,698,258	(a)(d)
Fortress Credit BSL XII Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	7.266%	10/15/34	1,000,000	967,985	(a)(d)
Goldentree Loan Management US CLO 6 Ltd., 2019-6A E (3 mo. USD LIBOR + 5.220%)	5.474%	1/20/33	1,500,000	1,429,200	(a)(d)
Golub Capital Partners CLO 53B Ltd., 2021-53A E (3 mo. USD LIBOR + 6.700%)	6.954%	7/20/34	1,630,000	1,605,553	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	1,070,000	1,028,023	(a)(d)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.891%	4/17/34	1,520,000	1,526,473	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.954%	1/20/33	350,000	345,826	(a)(d)

See Notes to Financial Statements.

52	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.454%	1/20/33	290,000	$244,583	(a)(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	3,142,567	526,496	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.053%	12/25/35	1,190,000	1,185,597	(d)
KKR CLO 17 Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	7.631%	4/15/34	2,270,000	2,251,205	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.754%	10/20/28	600,000	579,221	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS2 A1, Step bond	3.750%	1/25/59	1,730,002	1,733,426	(a)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. USD LIBOR + 1.275%)	1.383%	2/25/35	2,350,227	2,356,529	(d)
Madison Park Funding XXXV Ltd., 2019-35A ER (3 mo. USD LIBOR + 6.100%)	6.354%	4/20/32	1,600,000	1,594,641	(a)(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.554%	1/20/33	460,000	459,690	(a)(d)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	3.784%	1/20/32	1,400,000	1,384,250	(a)(d)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	1.258%	8/25/37	1,998,128	1,963,797	(d)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,500,000	2,473,993	(a)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.904%	1/20/31	700,000	669,754	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC2 M1 (1 mo. USD LIBOR + 0.825%)	0.933%	12/25/33	2,102,658	2,091,991	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC4 M1 (1 mo. USD LIBOR + 0.810%)	0.918%	4/25/34	2,243,049	2,218,576	(d)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.361%	7/15/31	1,000,000	$967,078	(a)(d)
MVW LLC, 2021-1WA D	3.170%	1/22/41	1,046,242	1,028,915	(a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	0.488%	3/26/35	1,400,000	1,277,843	(d)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	0.608%	7/27/37	3,000,000	2,502,203	(d)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.398%	1/25/33	799,601	765,718	(d)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	948,884	(a)
Neuberger Berman CLO XVIII Ltd., 2014-18A DR2 (3 mo. USD LIBOR + 5.920%)	6.175%	10/21/30	1,000,000	988,889	(a)(d)
Neuberger Berman Loan Advisers CLO 44 Ltd., 2021- 44A E (3 mo. USD LIBOR + 6.000%)	6.241%	10/16/34	1,990,000	1,980,127	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.454%	10/20/27	750,000	752,923	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.059%	4/22/30	500,000	486,480	(a)(d)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.694%	10/13/31	1,770,000	1,704,637	(a)(d)
Ocean Trails CLO VI, 2016-6A DRR (3 mo. USD LIBOR + 3.600%)	3.841%	7/15/28	2,430,000	2,433,008	(a)(d)
Ocean Trails CLO X, 2020-10A ER (3 mo. USD LIBOR + 7.570%)	7.811%	10/15/34	2,320,000	2,308,830	(a)(d)
Octagon Investment Partners 33 Ltd., 2017-1A C (3 mo. USD LIBOR + 2.750%)	3.004%	1/20/31	500,000	495,627	(a)(d)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	1.038%	8/25/35	1,050,000	1,021,767	(d)

See Notes to Financial Statements.

54	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Origen Manufactured Housing Contract Trust, 2006-A A2	1.307%	10/15/37	383,253	$372,157	(d)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	2.254%	7/20/29	1,000,000	996,918	(a)(d)
Peace Park CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.000%)	6.254%	10/20/34	1,640,000	1,628,991	(a)(d)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,234,970	1,129,564
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	5.054%	1/20/33	2,500,000	2,485,152	(a)(d)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	6.491%	10/15/34	3,090,000	3,083,394	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.464%	6/22/30	605,000	582,597	(a)(d)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.559%	7/20/34	1,820,000	1,805,741	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	466,072	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	1,150,000	1,137,145	(a)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	2.841%	1/15/30	500,000	488,867	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.328%	2/25/36	3,128,449	104,077	(a)(d)
Sunnova Hellios II Issuer LLC, 2019-AA C	5.320%	6/20/46	2,097,622	2,177,595	(a)
Symphony CLO XIX Ltd., 2018- 19A E (3 mo. USD LIBOR + 5.200%)	5.441%	4/16/31	250,000	239,700	(a)(d)
Symphony CLO XX Ltd., 2018- 20A E (3 mo. USD LIBOR + 6.290%)	6.531%	1/16/32	2,250,000	2,254,046	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. USD LIBOR + 3.100%)	3.344%	10/13/32	480,000	478,725	(a)(d)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. USD LIBOR + 6.750%)	6.994%	10/13/32	2,830,000	$2,807,585	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.291%	4/15/35	1,190,000	1,180,649	(a)(d)
Towd Point Mortgage Trust, 2015-1 B1	3.124%	10/25/53	1,230,000	1,271,108	(a)(d)
Towd Point Mortgage Trust, 2015-2 1B3	3.345%	11/25/60	2,540,000	2,559,235	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,570,000	2,551,449	(a)(d)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	2.904%	10/20/28	250,000	250,804	(a)(d)
Venture XVII CLO Ltd., 2014- 17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	900,000	827,895	(a)(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.261%	6/7/30	300,000	295,072	(a)(d)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	7.204%	4/20/34	2,750,000	2,739,604	(a)(d)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	0.278%	7/25/47	5,002,554	4,219,572	(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.891%	10/15/31	790,000	771,202	(a)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	4.441%	7/15/33	1,810,000	1,759,247	(a)(d)
Total Asset-Backed Securities (Cost — $136,178,885)				132,610,139

			Face Amount†
Sovereign Bonds — 7.2%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	18,953

See Notes to Financial Statements.

56	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	733,878		$249,526
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	420,422		130,230
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,039,000		1,730,132	(c)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	8,133,871		3,487,479	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	710,000		511,207	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	637,561		400,771	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	330,000		207,438	(c)
Total Argentina					6,735,736
Australia — 0.1%
Australia Government Bond	5.750%	7/15/22	2,500,000	AUD	1,812,339
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	720,000		672,984	(a)
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,560,000	BRL	473,365
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	1,585,829
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	7,000,000	BRL	1,236,381
Total Brazil					3,295,575

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Egypt — 0.2%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,950,000		$2,850,013	(a)
Gabon — 0.2%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	2,260,000		2,218,529	(a)
Ghana — 0.2%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,020,000		919,030	(c)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	690,000		541,519	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,560,000		1,202,799	(a)
Total Ghana					2,663,348
Indonesia — 2.6%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	4,100,000		4,311,311
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	3,620,000		4,258,288	(c)
Indonesia Treasury Bond	8.375%	9/15/26	50,137,000,000	IDR	3,911,397
Indonesia Treasury Bond	7.000%	5/15/27	265,378,000,000	IDR	19,633,027
Indonesia Treasury Bond	6.500%	2/15/31	16,863,000,000	IDR	1,174,852
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	3,417,452
Total Indonesia					36,706,327
Israel — 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	1,340,000		1,385,245
State of Israel, Senior Notes	3.375%	1/15/50	1,110,000		1,136,812
Total Israel					2,522,057
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	179,780	(a)

See Notes to Financial Statements.

58	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Ivory Coast — continued
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,182,501		$1,182,313	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		967,504	(c)
Total Ivory Coast					2,329,597
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	2,910,000		3,188,996	(c)
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	2,587,000		2,709,934
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,270,000		1,197,763
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,440,000		1,488,391
Total Mexico					5,396,088
Panama — 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,560,000		2,618,163
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	3,140,000		3,042,220
Qatar — 0.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,820,000		2,356,263	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,970,000		3,721,781	(a)
Total Qatar					6,078,044
Russia — 1.3%
Russian Federal Bond — OFZ	7.050%	1/19/28	1,577,079,000	RUB	18,266,010

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,810,000	$2,073,467	(a)
Total Sovereign Bonds (Cost — $111,267,121)				102,469,493
U.S. Government & Agency Obligations — 2.7%
U.S. Government Obligations — 2.7%
U.S. Treasury Bonds	2.000%	11/15/41	450,000	437,555
U.S. Treasury Notes	0.375%	10/31/23	3,840,000	3,791,775
U.S. Treasury Notes	0.500%	11/30/23	35,000,000	34,593,945
U.S. Treasury Notes	1.250%	8/15/31	160,000	152,712
Total U.S. Government & Agency Obligations (Cost — $39,326,709)				38,975,987

			Shares
Convertible Preferred Stocks — 1.2%
Energy — 1.2%
Oil, Gas & Consumable Fuels — 1.2%
MPLX LP	8.462%		302,326	10,732,573	(g)(h)
Targa Resources Corp., Non Voting Shares	9.500%		5,960	6,440,400
Total Convertible Preferred Stocks (Cost — $16,415,111)				17,172,973

		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.9%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	440,000	424,050
Interactive Media & Services — 0.1%
Liberty TripAdvisor Holdings Inc., Senior Notes	0.500%	6/30/51	320,000	261,960	(a)
Twitter Inc., Senior Notes	0.000%	3/15/26	380,000	338,200	(a)
Total Interactive Media & Services				600,160
Media — 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,630,000	1,521,262
Total Communication Services				2,545,472
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.0%††
Chegg Inc., Senior Notes	0.000%	9/1/26	390,000	316,571

See Notes to Financial Statements.

60	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 0.3%
DraftKings Inc., Senior Notes	0.000%	3/15/28	4,800,000	$3,676,702	(a)
Total Consumer Discretionary				3,993,273
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Granite Point Mortgage
Trust Inc., Senior Notes	5.625%	12/1/22	2,342,000	2,355,668	(a)
Health Care — 0.1%
Biotechnology — 0.1%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	1,830,000	1,586,737	(a)
Industrials — 0.1%
Airlines — 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	2,380,000	2,101,675
Total Convertible Bonds & Notes (Cost — $13,172,054)				12,582,825

			Shares/ Units
Common Stocks — 0.1%
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			44,473	386,470
Financials — 0.1%
Capital Markets — 0.1%
EG Acquisition Corp., Class A Shares			161,830	1,564,896	*
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	0	*(g)(h)(n)
Total Common Stocks (Cost — $2,081,991)				1,951,366

	Rate		Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.1%
B Riley Financial Inc.	5.250%		29,825	739,063
B Riley Financial Inc.	5.500%		32,400	815,832
Total Preferred Stocks (Cost — $1,555,625)				1,554,895

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
E-mini S&P 500 Index Futures, Put @ $4,100.00	2/18/22	138	31,157,295	$100,050
E-mini S&P 500 Index Futures, Put @ $4,200.00	2/18/22	117	26,415,968	127,238
E-mini S&P 500 Index Futures, Put @ $4,000.00	3/18/22	274	61,863,035	445,250
E-mini S&P 500 Index Futures, Put @ $4,300.00	3/18/22	85	19,191,088	311,313
Total Exchange-Traded Purchased Options (Cost — $2,121,039)				983,851

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/ Euro, Call @ 1.12EUR	Goldman Sachs Group Inc.	4/1/22	33,670,000	33,670,000	310,360
U.S. Dollar/ Mexican Peso, Put @ 21.24MXN	Citibank N.A.	2/24/22	1,050,000	1,050,000	31,228
U.S. Dollar/ Russian Ruble, Put @ 74.53RUB	Goldman Sachs Group Inc.	2/10/22	34,560,000	34,560,000	53,666
U.S. Dollar/ Russian Ruble, Put @ 73.00RUB	Morgan Stanley & Co. Inc.	2/16/22	7,300,000	7,300,000	7,170
Total OTC Purchased Options (Cost — $755,433)					402,424
Total Purchased Options (Cost — $2,876,472)					1,386,275

		Rate	Maturity Date	Face Amount†
Mortgage-Backed Securities — 0.1%
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	2,123	2,175
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	238	262
Total FHLMC					2,437
FNMA — 0.1%
Federal National Mortgage Association (FNMA)		7.000%	8/1/29-4/1/31	3,109	3,493

See Notes to Financial Statements.

62	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	$309,040
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	584,492	614,205	(d)
Total FNMA				926,738
Total Mortgage-Backed Securities (Cost — $893,592)				929,175

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $51,650)		5/28/28	53,943	22,321	*
Total Investments before Short-Term Investments (Cost — $1,439,669,727)				1,410,645,354
	Rate		Shares
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,322,073)	0.010%		4,322,073	4,322,073	(m)
Total Investments — 99.1% (Cost — $1,443,991,800)				1,414,967,427
Other Assets in Excess of Liabilities — 0.9%				12,430,495
Total Net Assets — 100.0%				$1,427,397,922

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of January 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $4,712,515 and the cost was $4,712,073 (Note 8).

(n)	Value is less than $1.

See Notes to Financial Statements.

64	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PJSC	— Private Joint Stock Company

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
E-mini S&P 500 Index Futures, Put		2/18/22	$4,000.00		19	4,289,773	$(9,262)
E-mini S&P 500 Index Futures, Put		3/18/22	3,700.00		259	58,476,372	(197,487)
Total Exchange-Traded Written Options (Premiums received — $632,102)							$(206,749)

OTC Written Options
	Counterparty
U.S. Dollar/Euro, Call	BNP Paribas SA	3/29/22	1.11	EUR	12,640,000	12,640,000	$(28,011)
U.S. Dollar/Euro, Call	Goldman Sachs Group Inc.	4/1/22	1.11	EUR	33,670,000	33,670,000	(119,778)
U.S. Dollar/Euro, Call	BNP Paribas SA	4/26/22	1.11	EUR	12,640,000	12,640,000	(65,614)
U.S. Dollar/Japanese Yen, Call	BNP Paribas SA	4/26/22	117.65	JPY	16,850,000	16,850,000	(58,913)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	2/24/22	22.38	MXN	1,050,000	1,050,000	(551)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Russian Ruble, Call	Morgan Stanley & Co. Inc.	2/16/22	78.00	RUB	7,300,000	7,300,000	(122,223)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	2/11/22	72.98	RUB	17,280,000	17,280,000	(8,051)
Total OTC Written Options (Premiums received — $ 526,099)							$(403,141)
Total Written Options (Premiums received — $ 1,158,201)							$(609,890)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR	— Euro

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

At January 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	440	12/22	$108,732,549	$108,388,500	$(344,049)
90-Day Eurodollar	3,258	12/23	802,145,805	798,739,425	(3,406,380)
Australian 10-Year Bonds	25	3/22	2,458,633	2,421,933	(36,700)
U.S. Treasury 2-Year Notes	1,418	3/22	309,596,657	307,218,562	(2,378,095)
U.S. Treasury Ultra 10-Year Notes	82	3/22	11,801,454	11,711,907	(89,547)
U.S. Treasury Ultra Long- Term Bonds	561	3/22	107,540,574	105,993,938	(1,546,636)
					(7,801,407)
Contracts to Sell:
Euro-Bobl	19	3/22	2,861,986	2,822,736	39,250
Euro-Bund	47	3/22	9,164,885	8,929,372	235,513
Euro-Buxl	3	3/22	717,004	685,192	31,812
U.S. Treasury 5-Year Notes	337	3/22	40,896,261	40,171,455	724,806
U.S. Treasury 10-Year Notes	723	3/22	94,525,689	92,521,406	2,004,283
U.S. Treasury Long-Term Bonds	345	3/22	55,349,934	53,690,625	1,659,309

See Notes to Financial Statements.

66	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
United Kingdom Long Gilt Bonds	34	3/22	$5,716,340	$5,576,816	$139,524
					4,834,497
Net unrealized depreciation on open futures contracts					$(2,966,910)

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,169,600	RUB	1,074,905,856	Goldman Sachs Group Inc.	2/11/22	$299,747
USD	1,575,819	RUB	118,327,072	BNP Paribas SA	2/14/22	50,220
RUB	363,267,072	USD	4,838,400	Goldman Sachs Group Inc.	2/14/22	(154,774)
USD	86,841	RUB	6,520,000	JPMorgan Chase & Co.	2/14/22	2,778
USD	3,175,567	RUB	238,420,000	JPMorgan Chase & Co.	2/14/22	101,603
USD	4,453,000	RUB	333,396,110	Morgan Stanley & Co. Inc.	2/17/22	157,916
EUR	2,696,533	USD	3,008,064	BNP Paribas SA	3/31/22	25,676
USD	3,009,520	EUR	2,696,533	BNP Paribas SA	3/31/22	(24,220)
EUR	6,060,600	USD	6,860,599	Goldman Sachs Group Inc.	4/5/22	(41,207)
NOK	300,835,972	USD	34,141,844	BNP Paribas SA	4/19/22	(365,438)
USD	184,684	NOK	1,610,000	BNP Paribas SA	4/19/22	3,921
CAD	4,228,019	USD	3,321,773	Citibank N.A.	4/19/22	3,794
MXN	35,950,000	USD	1,698,095	Citibank N.A.	4/19/22	20,481
MXN	49,710,000	USD	2,369,738	Citibank N.A.	4/19/22	6,628
MXN	85,650,000	USD	4,069,943	Citibank N.A.	4/19/22	24,521
MXN	105,390,000	USD	5,014,559	Citibank N.A.	4/19/22	23,568
MXN	253,282,121	USD	12,083,494	Citibank N.A.	4/19/22	24,556
USD	1,890,555	BRL	10,240,000	Citibank N.A.	4/19/22	1,836
USD	3,257,599	BRL	19,030,896	Citibank N.A.	4/19/22	(252,558)
USD	488,906	CNY	3,140,000	Citibank N.A.	4/19/22	(1,977)
USD	768,356	CNY	4,930,000	Citibank N.A.	4/19/22	(2,362)
USD	34,408,979	EUR	30,403,043	Citibank N.A.	4/19/22	186,765
USD	2,392,451	IDR	34,694,130,000	Citibank N.A.	4/19/22	(6,565)
USD	5,144,481	IDR	74,715,352,322	Citibank N.A.	4/19/22	(21,907)
USD	13,325,745	IDR	193,243,290,000	Citibank N.A.	4/19/22	(36,566)
USD	5	INR	347	Citibank N.A.	4/19/22	0	[1]
USD	1,752,253	MXN	36,320,000	Citibank N.A.	4/19/22	15,989
USD	1,770,422	MXN	36,550,000	Citibank N.A.	4/19/22	23,164
USD	2,429,108	MXN	50,459,400	Citibank N.A.	4/19/22	16,917

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,515,225	MXN	134,560,000	Citibank N.A.	4/19/22	$82,639
ZAR	24,072	USD	1,522	Citibank N.A.	4/19/22	27
RUB	227,567,774	USD	2,789,120	Goldman Sachs Group Inc.	4/19/22	94,135
RUB	389,323,825	USD	5,006,575	Goldman Sachs Group Inc.	4/19/22	(73,892)
RUB	1,271,402,072	USD	16,495,434	Goldman Sachs Group Inc.	4/19/22	(386,930)
USD	4,451,363	GBP	3,280,000	Goldman Sachs Group Inc.	4/19/22	41,967
USD	14,569,103	GBP	10,745,341	Goldman Sachs Group Inc.	4/19/22	123,840
AUD	4,590,000	USD	3,264,867	JPMorgan Chase & Co.	4/19/22	(18,051)
AUD	5,320,000	USD	3,757,729	JPMorgan Chase & Co.	4/19/22	5,466
AUD	8,860,000	USD	6,209,203	JPMorgan Chase & Co.	4/19/22	58,072
AUD	10,904,086	USD	7,817,925	JPMorgan Chase & Co.	4/19/22	(104,730)
USD	800,459	AUD	1,100,000	JPMorgan Chase & Co.	4/19/22	22,355
USD	1,284,842	AUD	1,760,000	JPMorgan Chase & Co.	4/19/22	39,876
USD	1,286,162	AUD	1,760,000	JPMorgan Chase & Co.	4/19/22	41,196
USD	1,348,448	AUD	1,860,000	JPMorgan Chase & Co.	4/19/22	32,745
USD	538,899	CNY	3,460,000	JPMorgan Chase & Co.	4/19/22	(2,011)
CAD	4,170,000	USD	3,273,565	Morgan Stanley & Co. Inc.	4/19/22	6,367
CAD	5,200,000	USD	4,090,147	Morgan Stanley & Co. Inc.	4/19/22	(64)
CAD	6,230,000	USD	4,917,415	Morgan Stanley & Co. Inc.	4/19/22	(17,180)
CAD	27,691,437	USD	21,758,879	Morgan Stanley & Co. Inc.	4/19/22	21,944
JPY	559,870,000	USD	4,872,719	Morgan Stanley & Co. Inc.	4/19/22	(3,000)
NZD	11,671,761	USD	7,952,671	Morgan Stanley & Co. Inc.	4/19/22	(284,058)
USD	3,261,826	CAD	4,070,000	Morgan Stanley & Co. Inc.	4/19/22	60,549
USD	3,267,239	CAD	4,080,000	Morgan Stanley & Co. Inc.	4/19/22	58,097
USD	3,414,853	CAD	4,270,000	Morgan Stanley & Co. Inc.	4/19/22	56,265
USD	4,172,458	CAD	5,280,000	Morgan Stanley & Co. Inc.	4/19/22	19,451
USD	4,464,517	CAD	5,610,000	Morgan Stanley & Co. Inc.	4/19/22	51,946
USD	1,991,867	GBP	1,450,000	Morgan Stanley & Co. Inc.	4/19/22	42,591
USD	1,614,696	JPY	183,821,593	Morgan Stanley & Co. Inc.	4/19/22	15,826
USD	2,048,064	JPY	236,520,567	Morgan Stanley & Co. Inc.	4/19/22	(9,179)
USD	3,181,935	JPY	364,020,000	Morgan Stanley & Co. Inc.	4/19/22	15,709
USD	6,388,415	JPY	739,200,341	Morgan Stanley & Co. Inc.	4/19/22	(41,109)
USD	3,262,982	NOK	28,370,000	Morgan Stanley & Co. Inc.	4/19/22	77,736
USD	1,512	ZAR	24,072	Morgan Stanley & Co. Inc.	4/19/22	(36)
Total						$111,065

[1]	Value is less than $1.

See Notes to Financial Statements.

68	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At January 31, 2022, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	4,600,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$(62,673)
Citibank N.A.	5,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	$2,117	(75,690)
Citibank N.A.	5,822,000	BRL	1/4/27	BRL-CDI**	7.024%**	2,662	(81,985)
JPMorgan Chase & Co.	19,480,000	BRL	1/4/27	BRL-LIBOR**	6.870%**	—	(292,766)
JPMorgan Chase & Co.	3,800,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(51,091)
Total						$4,779	$(564,205)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
16,960,000	11/18/23	3.970%**	CPURNSA**	$(62,600)	$49,559
16,960,000	11/18/26	CPURNSA**	3.370%**	173,686	(13,535)
19,280,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(33,038)	113,683

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
113,420,000MXN	7/18/29	28-Day MXN TIIE -Banxico every 28 days	7.450% every 28 days	$36,299	$(49,371)
198,820,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	77,128	(105,811)
Total				$191,475	$(5,475)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*		Termination Date	Implied Credit Spread at January 31, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	$1,835,000		6/20/26	0.968%	5.000% quarterly	$319,472	$345,703	$(26,231)
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	3,670,000		6/20/26	0.968%	5.000% quarterly	638,944	688,068	(49,124)
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	1,790,000	EUR	12/20/24	0.455%	1.000% quarterly	33,739	12,401	21,338
Total						$992,155	$1,046,172	$(54,017)

See Notes to Financial Statements.

70	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount2*		Termination Date	Implied Credit Spread at January 31, 2022[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.400%, due 1/12/ 24)	1,790,000	EUR	12/20/24	0.319%	1.000% quarterly	$(41,341)	$(23,658)	$(17,683)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000		6/20/26	1.807%	5.000% quarterly	$799,636	$754,645	$44,991

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2022[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
General Motors Co., 4.875%, due 10/2/23	$5,930,000		6/20/26	1.124%	5.000% quarterly	$(960,124)	$(1,014,282)	$54,158
ViacomCBS Inc., 4.750%, due 5/15/25	2,775,000		6/20/26	0.745%	1.000% quarterly	(31,813)	(36,508)	4,695
Walt Disney Co., 3.700%, due 9/15/24	2,775,000		6/20/26	0.420%	1.000% quarterly	(69,113)	(71,950)	2,837
Total	$11,480,000					$(1,061,050)	$(1,122,740)	$61,690

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.37 Index	$6,176,000	12/20/26	5.000% quarterly	$(421,537)	$(553,774)	$132,237

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Financial Statements.

72	Western Asset Income Fund 2022 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this table:

BRL	—	Brazilian Real

BRL-CDI	—	Brazil Cetip InterBank Deposit Rate

BRL-LIBOR	—	Brazil London Interbank Offered Rate

CPURNSA	—	U.S. CPI Urban Consumers NSA Index

EUR	—	Euro

LIBOR	—	London Interbank Offered Rate

MXN	—	Mexican Peso

SOFR	—	Secured Overnight Financing Rate

TIIE	—	Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

Summary of Investments by Country**
United States	73.2%
Cayman Islands	5.9
Indonesia	2.6
United Kingdom	2.1
Brazil	1.8
Russia	1.4
Canada	1.2
Argentina	1.1
Peru	0.7
Kazakhstan	0.7
Mexico	0.6
Israel	0.6
United Arab Emirates	0.5
Netherlands	0.4
Qatar	0.4
Zambia	0.4
Luxembourg	0.4
Switzerland	0.4
Ireland	0.4
Australia	0.4
Macau	0.4
China	0.3
Spain	0.3
Italy	0.3
Bermuda	0.3
South Africa	0.2
Kuwait	0.2
Colombia	0.2
France	0.2
Chile	0.2
Turkey	0.2

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

January 31, 2022

Western Asset Income Fund

Summary of Investments by Country** (cont’d)
Egypt	0.2%
Ghana	0.2
Panama	0.2
Hong Kong	0.2
South Korea	0.2
Ivory Coast	0.2
Gabon	0.2
Germany	0.1
Bahamas	0.1
Jersey	0.0	‡
India	0.0	‡
Purchased Options	0.1
Short-Term Investments	0.3
	100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2022 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

74	Western Asset Income Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $1,439,279,727)	$1,410,254,912
Investments in affiliated securities, at value (Cost — $4,712,073)	4,712,515
Foreign currency, at value (Cost — $7,456,535)	7,378,672
Cash	1,230,011
Receivable for securities sold	25,040,883
Interest and dividends receivable from unaffiliated investments	10,774,369
Deposits with brokers for centrally cleared swap contracts	7,460,000
Deposits with brokers for open futures contracts and exchange-traded options	7,093,965
Unrealized appreciation on forward foreign currency contracts	1,958,879
OTC swaps, at value (premiums paid — $1,046,172)	992,155
Foreign currency collateral for open futures contracts, at value (Cost — $731,911)	708,075
Deposits with brokers for OTC derivatives	620,000
Receivable for Fund shares sold	367,155
Receivable for premiums on written options	61,430
Receivable for open OTC swap contracts	32,877
Receivable from broker — net variation margin on open futures contracts	22,554
Receivable from broker — net variation margin on centrally cleared swap contracts	11,308
Interest receivable from affiliated investments	501
Dividends receivable from affiliated investments	146
Other receivables	835
Prepaid expenses	43,381
Total Assets	1,478,764,623

Liabilities:
Payable for securities purchased	45,538,370
Unrealized depreciation on forward foreign currency contracts	1,847,814
Payable for Fund shares repurchased	1,038,728
Distributions payable	754,084
Investment management fee payable	611,583
Written options, at value (premiums received — $1,158,201)	609,890
OTC swaps, at value (net premiums received — $18,879)	600,766
Service and/or distribution fees payable	73,405
Payable for open OTC swap contracts	2,421
Trustees’ fees payable	1,152
Accrued expenses	288,488
Total Liabilities	51,366,701
Total Net Assets	$1,427,397,922

Net Assets:
Par value (Note 7)	$2,388
Paid-in capital in excess of par value	1,500,658,621
Total distributable earnings (loss)	(73,263,087)
Total Net Assets	$1,427,397,922

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	75

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2022

Net Assets:
Class A	$317,215,633
Class C	$5,741,099
Class C1	$577,102
Class I	$764,914,228
Class IS	$338,949,860

Shares Outstanding:
Class A	53,317,497
Class C	965,710
Class C1	96,776
Class I	127,799,467
Class IS	56,641,196

Net Asset Value:
Class A (and redemption price)	$5.95
Class C*	$5.94
Class C1*	$5.96
Class I (and redemption price)	$5.99
Class IS (and redemption price)	$5.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.21

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

76	Western Asset Income Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2022

Investment Income:
Interest from unaffiliated investments	$32,878,569
Interest from affiliated investments	7,456
Dividends from unaffiliated investments	258,624
Dividends from affiliated investments	772
Less: Foreign taxes withheld	(302,374)
Total Investment Income	32,843,047

Expenses:
Investment management fee (Note 2)	3,474,956
Transfer agent fees (Note 5)	615,794
Service and/or distribution fees (Notes 2 and 5)	441,968
Fund accounting fees	68,965
Registration fees	51,828
Audit and tax fees	29,843
Legal fees	17,300
Shareholder reports	11,197
Trustees’ fees	11,119
Custody fees	10,082
Interest expense	8,762
Insurance	3,685
Commitment fees (Note 9)	2,015
Miscellaneous expenses	7,564
Total Expenses	4,755,078
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,260)
Net Expenses	4,752,818
Net Investment Income	28,090,229

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap
Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,827,356)
Futures contracts	4,349,065
Written options	2,628,991
Swap contracts	2,019,917
Forward foreign currency contracts	939,694
Foreign currency transactions	(168,685)
Net Realized Gain	7,941,626
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(37,756,319)
Investments in affiliated securities	(103)
Futures contracts	(6,804,498)
Written options	(356,917)
Swap contracts	(2,373,980)
Forward foreign currency contracts	998,613
Foreign currencies	(123,742)
Change in Net Unrealized Appreciation (Depreciation)	(46,416,946)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts,
Forward Foreign Currency Contracts and Foreign Currency Transactions	(38,475,320)
Decrease in Net Assets From Operations	$(10,385,091)

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	77

Statements of changes in net assets

For the Six Months Ended January 31, 2022 (unaudited) and the Year Ended July 31, 2021	2022	2021

Operations:
Net investment income	$28,090,229	$32,500,663
Net realized gain	7,941,626	2,279,078
Change in net unrealized appreciation (depreciation)	(46,416,946)	29,862,361
Increase (Decrease) in Net Assets From Operations	(10,385,091)	64,642,102

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(29,866,734)	(35,147,911)
Decrease in Net Assets From Distributions to Shareholders	(29,866,734)	(35,147,911)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	195,266,304	974,637,068
Reinvestment of distributions	26,477,535	30,751,433
Cost of shares repurchased	(118,549,239)	(201,892,697)
Increase in Net Assets From Fund Share Transactions	103,194,600	803,495,804
Increase in Net Assets	62,942,775	832,989,995

Net Assets:
Beginning of period	1,364,455,147	531,465,152
End of period	$1,427,397,922	$1,364,455,147

See Notes to Financial Statements.

78	Western Asset Income Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.12	$5.89	$6.19	$6.14	$6.46	$6.30

Income (loss) from operations:
Net investment income	0.12	0.23	0.29	0.33	0.35	0.30
Net realized and unrealized gain (loss)	(0.16)	0.25	(0.28)	0.08	(0.33)	0.17
Total income (loss) from operations	(0.04)	0.48	0.01	0.41	0.02	0.47

Less distributions from:
Net investment income	(0.13)	(0.25)	(0.19)	(0.30)	(0.31)	(0.21)
Return of capital	—	—	(0.12)	(0.06)	(0.03)	(0.10)
Total distributions	(0.13)	(0.25)	(0.31)	(0.36)	(0.34)	(0.31)

Net asset value, end of period	$5.95	$6.12	$5.89	$6.19	$6.14	$6.46
Total return[3]	(0.75)%	8.23%	0.28%[4]	6.84%	0.45%	7.65%

Net assets, end of period (millions)	$317	$326	$297	$294	$277	$280

Ratios to average net assets:
Gross expenses	0.91%[5]	0.94%	0.97%	1.00%	1.09%	1.14%
Net expenses[6,7]	0.91 [5]	0.93	0.97	0.98	1.08	1.14
Net investment income	3.82 [5]	3.82	4.96	5.54	5.49	4.78

Portfolio turnover rate	24%	71%	59%	54%	63%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2022 (unaudited).
[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended July 31, 2020.
[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	79

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.12	$5.88	$6.19	$6.14	$6.46	$6.29

Income (loss) from operations:
Net investment income	0.09	0.19	0.25	0.29	0.31	0.26
Net realized and unrealized gain (loss)	(0.17)	0.25	(0.29)	0.08	(0.33)	0.17
Total income (loss) from operations	(0.08)	0.44	(0.04)	0.37	(0.02)	0.43

Less distributions from:
Net investment income	(0.10)	(0.20)	(0.17)	(0.27)	(0.27)	(0.16)
Return of capital	—	—	(0.10)	(0.05)	(0.03)	(0.10)
Total distributions	(0.10)	(0.20)	(0.27)	(0.32)	(0.30)	(0.26)

Net asset value, end of period	$5.94	$6.12	$5.88	$6.19	$6.14	$6.46
Total return[3]	(1.28)%	7.65%	(0.62)%[4]	6.25%	(0.43)%	7.06%

Net assets, end of period (000s)	$5,741	$6,079	$5,975	$6,453	$7,186	$6,161

Ratios to average net assets:
Gross expenses	1.65%[5]	1.65%	1.70%	1.71%	1.80%	1.85%
Net expenses[6]	1.65 [5,7]	1.65 [7]	1.70 [7]	1.70 [7]	1.79 [7]	1.85
Net investment income	3.07 [5]	3.10	4.24	4.82	4.86	4.07

Portfolio turnover rate	24%	71%	59%	54%	63%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2022 (unaudited).
[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[5]	Annualized.
[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 1.95%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

80	Western Asset Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.13	$5.89	$6.20	$6.15	$6.47	$6.31

Income (loss) from operations:
Net investment income	0.10	0.21	0.28	0.31	0.36	0.28
Net realized and unrealized gain (loss)	(0.16)	0.25	(0.30)	0.08	(0.36)	0.16
Total income (loss) from operations	(0.06)	0.46	(0.02)	0.39	0.00 [3]	0.44

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.18)	(0.29)	(0.29)	(0.18)
Return of capital	—	—	(0.11)	(0.05)	(0.03)	(0.10)
Total distributions	(0.11)	(0.22)	(0.29)	(0.34)	(0.32)	(0.28)

Net asset value, end of period	$5.96	$6.13	$5.89	$6.20	$6.15	$6.47
Total return[4]	(0.99)%	7.92%	(0.23)%[5]	6.43%	0.08%[6]	7.21%

Net assets, end of period (000s)	$577	$910	$1,361	$2,400	$19,348	$25,384

Ratios to average net assets:
Gross expenses	1.40%[7]	1.39%	1.34%	1.39%	1.47%	1.55%
Net expenses[8,9]	1.40 [7]	1.39	1.34	1.37	1.46	1.55
Net investment income	3.32 [7]	3.40	4.64	5.12	5.60	4.38

Portfolio turnover rate	24%	71%	59%	54%	63%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.08% for the year ended July 31, 2018.

[7]	Annualized.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	81

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.16	$5.92	$6.23	$6.18	$6.50	$6.33

Income (loss) from operations:
Net investment income	0.13	0.24	0.31	0.35	0.38	0.32
Net realized and unrealized gain (loss)	(0.17)	0.27	(0.29)	0.08	(0.34)	0.18
Total income (loss) from operations	(0.04)	0.51	0.02	0.43	0.04	0.50

Less distributions from:
Net investment income	(0.13)	(0.27)	(0.20)	(0.32)	(0.32)	(0.23)
Return of capital	—	—	(0.13)	(0.06)	(0.04)	(0.10)
Total distributions	(0.13)	(0.27)	(0.33)	(0.38)	(0.36)	(0.33)

Net asset value, end of period	$5.99	$6.16	$5.92	$6.23	$6.18	$6.50
Total return[3]	(0.59)%	8.70%	0.43%[4]	7.33%	0.61%	8.12%

Net assets, end of period (000s)	$764,914	$795,255	$122,512	$103,043	$120,028	$83,331

Ratios to average net assets:
Gross expenses	0.63%[5]	0.62%	0.69%	0.70%	0.80%	0.86%
Net expenses[6,7]	0.63 [5]	0.62	0.68	0.68	0.79	0.85
Net investment income	4.09 [5]	3.89	5.22	5.79	5.99	5.06

Portfolio turnover rate	24%	71%	59%	54%	63%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.26% for the year ended July 31, 2020.
[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.85%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

82	Western Asset Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.16	$5.92	$6.23	$6.18	$6.50	$6.33

Income (loss) from operations:
Net investment income	0.13	0.25	0.31	0.37	0.38	0.33
Net realized and unrealized gain (loss)	(0.17)	0.26	(0.28)	0.07	(0.33)	0.18
Total income (loss) from operations	(0.04)	0.51	0.03	0.44	0.05	0.51

Less distributions from:
Net investment income	(0.14)	(0.27)	(0.21)	(0.33)	(0.33)	(0.24)
Return of capital	—	—	(0.13)	(0.06)	(0.04)	(0.10)
Total distributions	(0.14)	(0.27)	(0.34)	(0.39)	(0.37)	(0.34)

Net asset value, end of period	$5.98	$6.16	$5.92	$6.23	$6.18	$6.50
Total return[3]	(0.71)%	8.80%	0.53%[4]	7.43%	0.70%	8.22%

Net assets, end of period (000s)	$338,950	$236,176	$104,169	$44,528	$636	$424

Ratios to average net assets:
Gross expenses	0.53%[5]	0.55%	0.59%	0.62%	0.72%	0.76%
Net expenses[6,7]	0.53 [5]	0.55	0.58	0.60	0.69	0.75
Net investment income	4.20 [5]	4.12	5.25	6.08	5.97	5.22

Portfolio turnover rate	24%	71%	59%	54%	63%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2018, the expense limitation was 0.75% and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2022 Semi-Annual Report	83

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

84	Western Asset Income Fund 2022 Semi-Annual Report

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Income Fund 2022 Semi-Annual Report	85

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$66,526,728	$1,244,055		$67,770,783
Information Technology	—	14,429,652	850,383		15,280,035
Other Corporate Bonds & Notes	—	431,927,006	—		431,927,006
Senior Loans:
Consumer Discretionary	—	102,472,641	8,955,625		111,428,266
Consumer Staples	—	11,604,768	2,673,650		14,278,418
Financials	—	45,587,362	11,104,690		56,692,052
Health Care	—	63,427,261	1,257,300		64,684,561
Industrials	—	61,674,226	12,571,924		74,246,150
Information Technology	—	43,658,382	2,960,725		46,619,107
Materials	—	1,969,129	1,273,368		3,242,497
Other Senior Loans	—	27,521,609	—		27,521,609
Collateralized Mortgage Obligations	—	187,299,421	—		187,299,421
Asset-Backed Securities	—	131,666,801	943,338		132,610,139
Sovereign Bonds	—	102,469,493	—		102,469,493
U.S. Government & Agency Obligations	—	38,975,987	—		38,975,987
Convertible Preferred Stocks:
Energy	—	6,440,400	10,732,573		17,172,973
Convertible Bonds & Notes	—	12,582,825	—		12,582,825
Common Stocks:
Materials	—	—	0	*	0	*
Other Common Stocks	$1,951,366	—	—		1,951,366
Preferred Stocks	1,554,895	—	—		1,554,895
Purchased Options:
Exchange-Traded Purchased Options	983,851	—	—		983,851
OTC Purchased Options	—	402,424	—		402,424
Mortgage-Backed Securities	—	929,175	—		929,175
Warrants	—	22,321	—		22,321
Total Long-Term Investments	4,490,112	1,351,587,611	54,567,631		1,410,645,354
Short-Term Investments†	4,322,073	—	—		4,322,073
Total Investments	$8,812,185	$1,351,587,611	$54,567,631		$1,414,967,427

86	Western Asset Income Fund 2022 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$4,834,497	—	—	$4,834,497
Forward Foreign Currency Contracts††	—	$1,958,879	—	1,958,879
Centrally Cleared Interest Rate Swaps††	—	163,242	—	163,242
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	992,155	—	992,155
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	44,991	—	44,991
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	61,690	—	61,690
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	132,237	—	132,237
Total Other Financial Instruments	$4,834,497	$3,353,194	—	$8,187,691
Total	$13,646,682	$1,354,940,805	$54,567,631	$1,423,155,118

Western Asset Income Fund 2022 Semi-Annual Report	87

Notes to financial statements (unaudited) (cont’d)

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$206,749	—	—	$206,749
OTC Written Options	—	$403,141	—	403,141
Futures Contracts††	7,801,407	—	—	7,801,407
Forward Foreign Currency Contracts††	—	1,847,814	—	1,847,814
OTC Interest Rate Swaps‡	—	559,426	—	559,426
Centrally Cleared Interest Rate Swaps††	—	168,717	—	168,717
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	41,341	—	41,341
Total	$8,008,156	$3,020,439	—	$11,028,595

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2021	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Financials	$1,265,761	—	—	$(21,706)	—
Information Technology	849,363	—	—	1,020	—
Senior Loans:
Consumer Discretionary	1,565,365	$4,429	$40	23,276	$8,202,300
Consumer Staples	—	—	—	—	2,427,300
Energy	3,656,238	810	(657)	(1,978)	—
Financials	6,220,927	13,798	164	47,087	6,619,200
Health Care	—	124	—	(8,062)	1,265,238
Industrials	12,198,918	529	104	27,155	4,389,767
Information Technology	—	225	—	11,850	1,601,950

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Investments in Securities	Balance as of July 31, 2021		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Materials	$1,221,719		—	—	$(28,901)	$80,550
Real Estate	4,979,342		$195	$3,538	(9,949)	—
Asset-Backed Securities	931,834		—	—	21,555	—
Convertible Preferred Stocks:
Energy	10,052,339		—	—	680,234	—
Common Stocks:
Materials	0	*	—	—	—	—
Total	$42,941,806		$20,110	$3,189	$741,581	$24,586,305

Investments in Securities (cont’d)	Sales		Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2022	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2022[2]
Corporate Bonds & Notes:
Financials	—		—	—	$1,244,055	$(21,706)
Information Technology	—		—	—	850,383	1,020
Senior Loans:
Consumer Discretionary	$(2,000)		—	$(837,785)	8,955,625	26,744
Consumer Staples	—		$246,350	—	2,673,650	—
Energy	(775,325)		—	(2,879,088)	—	—
Financials	(1,796,486)		—	—	11,104,690	53,725
Health Care	—		—	—	1,257,300	(8,062)
Industrials	(101,648)		—	(3,942,901)	12,571,924	(2,682)
Information Technology	—		1,346,700	—	2,960,725	11,850
Materials	—		—	—	1,273,368	(28,901)
Real Estate	(4,973,126)		—	—	—	—
Asset-Backed Securities	(10,051)		—	—	943,338	21,555
Convertible Preferred Stocks:
Energy	—		—	—	10,732,573	680,234

Western Asset Income Fund 2022 Semi-Annual Report	89

Notes to financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2022[2]
Common Stocks:
Materials	—	—	—	$0	*	—
Total	$(7,658,636)	$1,593,050	$(7,659,774)	$54,567,631		$733,777

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a

90	Western Asset Income Fund 2022 Semi-Annual Report

closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

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Notes to financial statements (unaudited) (cont’d)

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2022, the total notional value of all credit default swaps to sell protection was EUR 1,790,000 and $11,435,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended January 31, 2022, see Note 4.

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Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Notes to financial statements (unaudited) (cont’d)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

94	Western Asset Income Fund 2022 Semi-Annual Report

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2022, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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Notes to financial statements (unaudited) (cont’d)

(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated

96	Western Asset Income Fund 2022 Semi-Annual Report

securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit

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Notes to financial statements (unaudited) (cont’d)

related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2022, the Fund held OTC written options, forward foreign currency contracts, OTC interest rate swaps and OTC credit default swaps with credit related contingent features which had a liability position of $2,851,722. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2022, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $620,000, which could be used to reduce the required payment.

At January 31, 2022, the Fund held non-cash collateral from Morgan Stanley & Co. Inc. in the amount of $1,078,539. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

98	Western Asset Income Fund 2022 Semi-Annual Report

(r) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

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Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2022, fees waived and/or expenses reimbursed amounted to $2,260, which included an affiliated money market fund waiver of $2,254.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2022, the Fund had no fee waivers and/or expense reimbursements subject to recapture by LMPFA through July 31, 2024.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months

100	Western Asset Income Fund 2022 Semi-Annual Report

from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$32,677	—
CDSCs	1,938	$109

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$360,260,895	$48,607,177
Sales	314,999,990	11,950,590

At January 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,443,991,800	$15,599,262	$(44,623,635)	$(29,024,373)
Written options	(1,158,201)	575,284	(26,974)	548,310
Futures contracts	—	4,834,497	(7,801,407)	(2,966,910)
Forward foreign currency contracts	—	1,958,879	(1,847,814)	111,065
Swap contracts	296,899	423,498	(825,960)	(402,462)

Western Asset Income Fund 2022 Semi-Annual Report	101

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2022.

	ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[2]	—	$402,424	—	$983,851	$1,386,275
Futures contracts[3]	$4,834,497	—	—	—	4,834,497
Forward foreign currency contracts	—	1,958,879	—	—	1,958,879
OTC swap contracts[4]	—	—	$992,155	—	992,155
Centrally cleared swap contracts[5]	163,242	—	238,918	—	402,160
Total	$4,997,739	$2,361,303	$1,231,073	$983,851	$9,573,966

	LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Written options	—	$403,141	—	$206,749	$609,890
Futures contracts[3]	$7,801,407	—	—	—	7,801,407
Forward foreign currency contracts	—	1,847,814	—	—	1,847,814
OTC swap contracts[4]	559,425	—	$41,341	—	600,766
Centrally cleared swap contracts[5]	168,717	—	—	—	168,717
Total	$8,529,549	$2,250,955	$41,341	$206,749	$11,028,594

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

102	Western Asset Income Fund 2022 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Purchased options[1]	$(39,496)	$(328,771)	—	$(2,848,249)	—	$(3,216,516)
Futures contracts	4,349,065	—	—	—	—	4,349,065
Written options	—	424,601	—	2,095,123	$109,267	2,628,991
Swap contracts	2,198,300	—	$(178,383)	—	—	2,019,917
Forward foreign currency contracts	—	939,694	—	—	—	939,694
Total	$6,507,869	$1,035,524	$(178,383)	$(753,126)	$109,267	$6,721,151

1	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	—	$(294,830)	$189,469	$(113,592)	$(218,953)
Futures contracts	$(6,804,498)	—	—	—	(6,804,498)
Written options	—	129,520	(272,843)	(213,594)	(356,917)
Swap contracts	(2,624,001)	—	250,021	—	(2,373,980)
Forward foreign currency contracts	—	998,613	—	—	998,613
Total	$(9,428,499)	$833,303	$166,647	$(327,186)	$(8,755,735)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

Western Asset Income Fund 2022 Semi-Annual Report	103

Notes to financial statements (unaudited) (cont’d)

During the six months ended January 31, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,596,493
Written options	861,152
Futures contracts (to buy)	889,991,181
Futures contracts (to sell)	200,113,351
Forward foreign currency contracts (to buy)	156,379,003
Forward foreign currency contracts (to sell)	151,012,879

Average Notional Balance
Interest rate swap contracts	$65,659,252
Credit default swap contracts (buy protection)	19,721,507
Credit default swap contracts (sell protection)	13,500,507

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$79,817	$(542,196)	$(462,379)	—	$(462,379)
Citibank N.A.	462,113	(538,055)	(75,942)	$410,000	334,058
Goldman Sachs Group Inc.	923,715	(784,632)	139,083	40,000	179,083
JPMorgan Chase & Co.	304,091	(468,649)	(164,558)	170,000	5,442
Morgan Stanley & Co. Inc.	1,583,722	(518,190)	1,065,532	(1,078,539)	(13,007)
Total	$3,353,458	$(2,851,722)	$501,736	$(458,539)	$43,197

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

104	Western Asset Income Fund 2022 Semi-Annual Report

For the six months ended January 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$409,151	†	$204,802
Class C	30,466		3,560
Class C1	2,351		559
Class I	—		405,732
Class IS	—		1,141
Total	$441,968		$615,794

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2022, the service and/or distribution fees reimbursed amounted to $6 for Class A shares.

For the six months ended January 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$522
Class C	10
Class C1	1
Class I	1,243
Class IS	484
Total	$2,260

6. Distributions to shareholders by class

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Net Investment Income:
Class A	$6,669,623	$12,698,645
Class C	101,655	207,665
Class C1	11,988	40,318
Class I	17,149,314	15,713,004
Class IS	5,934,154	6,488,279
Total	$29,866,734	$35,147,911

7. Shares of beneficial interest

At January 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Income Fund 2022 Semi-Annual Report	105

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

‘	Six Months Ended January 31, 2022		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,645,333	$ 22,140,539	8,823,188	$ 53,489,687
Shares issued on reinvestment	1,075,732	6,512,498	2,049,975	12,400,135
Shares repurchased	(4,649,614)	(28,178,210)	(8,164,200)	(49,445,630)
Net increase	71,451	$ 474,827	2,708,963	$ 16,444,192

Class C
Shares sold	83,906	$ 511,186	186,039	$ 1,123,815
Shares issued on reinvestment	16,009	96,847	32,514	196,450
Shares repurchased	(127,877)	(774,186)	(240,848)	(1,460,149)
Net decrease	(27,962)	$ (166,153)	(22,295)	$ (139,884)

Class C1
Shares sold	1,759	$ 11,195	3,239	$ 19,660
Shares issued on reinvestment	1,937	11,752	6,617	40,004
Shares repurchased	(55,386)	(337,420)	(92,287)	(558,430)
Net decrease	(51,690)	$ (314,473)	(82,431)	$ (498,766)

Class I
Shares sold	7,313,778	$ 44,638,807	123,423,366	$750,888,448
Shares issued on reinvestment	2,610,289	15,903,205	2,288,151	14,004,074
Shares repurchased	(11,228,247)	(68,546,427)	(17,309,198)	(105,318,752)
Net increase (decrease)	(1,304,180)	$ (8,004,415)	108,402,319	$659,573,770

Class IS
Shares sold	21,043,884	$127,964,577	27,498,783	$169,115,458
Shares issued on reinvestment	649,772	3,953,233	673,380	4,110,770
Shares repurchased	(3,400,119)	(20,712,996)	(7,421,102)	(45,109,736)
Net increase	18,293,537	$111,204,814	20,751,061	$128,116,492

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

106	Western Asset Income Fund 2022 Semi-Annual Report

or some portion of the six months ended January 31, 2022. The following transactions were effected in such companies for the six months ended January 31, 2022.

	Affiliate Value at July 31,	Purchased		Sold
	2021	Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	$390,545	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	28,204,225	$210,863,229	210,863,229	$234,745,381	234,745,381
	$28,594,770	$210,863,229		$234,745,381

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$7,456	$(103)	$390,442
Western Asset Premier Institutional Government Reserves, Premium Shares	—	772	—	4,322,073
	—	$8,228	$(103)	$4,712,515

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2022.

Western Asset Income Fund 2022 Semi-Annual Report	107

Notes to financial statements (unaudited) (cont’d)

10. Deferred capital losses

As of July 31, 2021, the Fund had deferred capital losses of $41,298,902, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

13. Subsequent event

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global

108	Western Asset Income Fund 2022 Semi-Annual Report

economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Western Asset Income Fund 2022 Semi-Annual Report	109

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

110	Western Asset Income Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Income Fund	111

Western Asset

Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2174 3/22 SR22-4365

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2022